UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

TABLE OF CONTENTS

Explanation of Financial Statements	1

Holdings Summaries	3

Expense Examples	5

Schedule of Investments	10

Statements of Assets and Liabilities	40

Statements of Operations	42

Statements of Changes in Net Assets	44

Financial Highlights	48

Notes to Financial Statements	64

Notice to Shareholders	75

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market –You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV per share is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Holdings Summaries     (unaudited)

Government Obligations Fund

Portfolio Allocation as of February 28, 2018[1] (% of net assets)
U.S. Government Agency Debt	44.6%
U.S. Treasury Repurchase Agreements	40.1
U.S. Government Agency Repurchase Agreements	11.0
U.S. Treasury Debt	4.6
Investment Company	0.0
Other Assets and Liabilities, Net[2]	(0.3)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of February 28, 2018[1] (% of net assets)
Financial Company Commercial Paper	26.2%
Certificates of Deposit	25.8
Other Repurchase Agreements	17.5
Non-Financial Company Commercial Paper	8.9
Asset Backed Commercial Paper	8.7
Non-Negotiable Time Deposits	6.5
Other Instruments	5.2
Variable Rate Demand Notes	1.6
Other Assets and Liabilities, Net[2]	(0.4)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of February 28, 2018[1] (% of net assets)
Certificates of Deposit	30.6%
Financial Company Commercial Paper	28.2
Other Repurchase Agreements	15.1
Asset Backed Commercial Paper	12.5
Non-Negotiable Time Deposits	8.9
Non-Financial Company Commercial Paper	2.5
Other Instruments	2.1
Variable Rate Demand Note	0.5
Other Assets and Liabilities, Net[2]	(0.4)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	3

Holdings Summaries     (unaudited)

Retail Tax Free Obligations Fund

Portfolio Allocation as of February 28, 2018[1,3] (% of net assets)
Variable Rate Demand Notes	77.1%
Other Municipal Securities	18.9
Non-Financial Company Commercial Paper	3.7
Other Assets and Liabilities, Net[2]	0.3
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 2018[1] (% of net assets)
U.S. Treasury Repurchase Agreements	58.3%
U.S. Treasury Debt	43.9
Other Assets and Liabilities, Net[2]	(2.2)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 2018[1] (% of net assets)
U.S. Treasury Debt	100.1%
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Expense Examples   (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	5

Expense Examples   (unaudited)

Government Obligations Fund
	Beginning Account Value (9/1/2017)	Ending Account Value (2/28/2018)	Expenses Paid During Period[1] (9/1/2017 to 2/28/2018)

Class A Actual[2]	$1,000.00	$1,002.27	$3.72
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,003.02	$2.98
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class P Actual[2,3]	$1,000.00	$1,002.38	$0.36
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

Class U Actual[2,4]	$1,000.00	$1,000.10	$0.01
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60

Class V Actual[2]	$1,000.00	$1,004.51	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[2]	$1,000.00	$1,005.30	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[2]	$1,000.00	$1,003.76	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,005.11	$0.89
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). For Class P the expenses are equal to the class’s annualized expense ratio for the period December 18, 2017 through February 28, 2018 of 0.18%. For Class U the expenses are equal to the class’s annualized expense ratio for the period February 26, 2018 through February 28, 2018 of 0.12%.

[2]	Based on the actual returns for the six-month period ended February 28, 2018 of 0.23%, 0.30%, 0.45%, 0.53%, 0.38%, and 0.51% for Class A, Class D, Class V, Class X, Class Y, and Class Z, respectively. For Class P the actual is based on the return of 0.24% for the period December 18, 2017 through February 28, 2018. For Class U the actual is based on the return of 0.01% for the period February 26, 2018 through February 28, 2018.

[3]	Class P inception was December 18, 2017. Actual expenses are equal to the fund’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 73/365.

[4]	Class U inception was February 26, 2018. Actual expenses are equal to the fund’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 3/365.

6	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Institutional Prime Obligations Fund
	Beginning Account Value (9/1/2017)	Ending Account Value (2/28/2018)	Expenses Paid During Period[1] (9/1/2017 to 2/28/2018)

Class T Actual[2]	$1,000.00	$1,005.10	$1.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class V Actual[2]	$1,000.00	$1,005.60	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[2]	$1,000.00	$1,006.39	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[2]	$1,000.00	$1,004.85	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,006.39	$0.80
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.14%, 0.45%, and 0.16% for Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2018 of 0.51%, 0.56%, 0.64%, 0.48%, and 0.64% for Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Prime Obligations Fund
	Beginning Account Value (9/1/2017)	Ending Account Value (2/28/2018)	Expenses Paid During Period[3] (9/1/2017 to 2/28/2018)

Class A Actual[4]	$1,000.00	$1,003.60	$3.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class T Actual[4]	$1,000.00	$1,005.33	$1.99
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class V Actual[4]	$1,000.00	$1,005.84	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[4]	$1,000.00	$1,006.63	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[4]	$1,000.00	$1,005.09	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[4]	$1,000.00	$1,006.34	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[3]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 28, 2018 of 0.36%, 0.53%, 0.58%, 0.66%, 0.51%, and 0.63% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	7

Expense Examples   (unaudited)

Retail Tax Free Obligations Fund
	Beginning Account Value (9/1/2017)	Ending Account Value (2/28/2018)	Expenses Paid During Period[1] (9/1/2017 to 2/28/2018)

Class A Actual[2]	$1,000.00	$1,001.55	$3.72
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class V Actual[2]	$1,000.00	$1,003.78	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class Y Actual[2]	$1,000.00	$1,003.04	$2.23
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,004.28	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.30%, 0.45%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2018 of 0.15%, 0.38%, 0.30%, and 0.43% for Class A, Class V, Class Y, and Class Z, respectively.

Treasury Obligations Fund
	Beginning Account Value (9/1/2017)	Ending Account Value (2/28/2018)	Expenses Paid During Period[3] (9/1/2017 to 2/28/2018)

Class A Actual[4]	$1,000.00	$1,002.35	$3.72
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[4]	$1,000.00	$1,003.09	$2.98
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class G Actual[4]	$1,000.00	$1,001.40	$4.66
Class G Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

Class P Actual[5]	$1,000.00	$1,002.36	$0.40
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

Class V Actual[4]	$1,000.00	$1,004.58	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class X Actual[4]	$1,000.00	$1,005.38	$0.70
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70

Class Y Actual[4]	$1,000.00	$1,003.84	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[4]	$1,000.00	$1,005.18	$0.89
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.94%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class G, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). For Class P the expenses are equal to the class’s annualized expense ratio for the period December 18, 2017 through February 28, 2018 of 0.20%.

[4]	Based on the actual returns for the six-month period ended February 28, 2018 of 0.23%, 0.31%, 0.14%, 0.46%, 0.54%, 0.38%, and 0.52% for Class A, Class D, Class G, Class V, Class X, Class Y, and Class Z, respectively. For Class P the actual is based on the return of 0.24% for the period December 18, 2017 through February 28, 2018.

[5]	Class P inception was December 18, 2017. Actual expenses are equal to the fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 73/365.

8	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
	Beginning Account Value (9/1/2017)	Ending Account Value (2/28/2018)	Expenses Paid During Period[1] (9/1/2017 to 2/28/2018)

Class A Actual[2]	$1,000.00	$1,002.18	$3.72
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class D Actual[2]	$1,000.00	$1,002.92	$2.98
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class V Actual[2]	$1,000.00	$1,004.41	$1.49
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

Class Y Actual[2]	$1,000.00	$1,003.67	$2.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

Class Z Actual[2]	$1,000.00	$1,004.91	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 28, 2018 of 0.22%, 0.29%, 0.44%, 0.37%, and 0.49% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government
Agency Debt – 44.6%
Federal Farm Credit Bank
1.626% (1 Month LIBOR USD + 0.030%), 03/22/2018 ∆	$24,050	$24,051
1.253%, 04/12/2018 ¤	20,000	19,971
1.253%, 04/18/2018 ¤	10,000	9,984
1.574% (1 Month LIBOR USD – 0.020%), 04/20/2018 ∆	50,000	50,000
1.451%, 05/31/2018 ¤	50,000	49,818
1.565% (1 Month LIBOR USD – 0.010%), 06/01/2018 ∆	200,000	199,998
1.451%, 06/06/2018 ¤	7,440	7,411
1.634% (1 Month LIBOR USD + 0.055%), 06/08/2018 ∆	25,000	25,003
0.780%, 07/05/2018	35,000	34,903
1.360%, 08/06/2018 ¤	35,000	34,791
1.553% (1 Month LIBOR USD – 0.030%), 08/13/2018 ∆	100,000	99,995
1.637%, 08/17/2018 ¤	15,000	14,886
1.645%, 08/20/2018 ¤	43,794	43,453
1.679%, 09/05/2018 ¤	100,000	99,133
1.750%, 09/21/2018 ¤	25,000	24,755
1.642%, 09/27/2018 ¤	40,000	39,622
1.708%, 10/09/2018 ¤	100,000	98,961
1.724%, 10/22/2018 ¤	40,000	39,556
1.010%, 10/26/2018	70,000	69,751
1.725%, 10/29/2018 ¤	50,000	49,429
1.896%, 11/06/2018 ¤	100,000	98,701
1.539% (1 Month LIBOR USD – 0.055%), 12/20/2018 ∆	75,000	74,998
1.553% (1 Month LIBOR USD – 0.050%), 01/23/2019 ∆	160,000	159,993
1.796% (1 Month LIBOR USD + 0.175%), 02/25/2019 ∆	34,280	34,367
1.520% (1 Month LIBOR USD – 0.060%), 04/03/2019 ∆	26,535	26,556
1.470% (U.S. Federal Funds Effective Rate + 0.050%), 04/12/2019 ∆	100,000	100,000
1.420% (U.S. Federal Funds Effective Rate + 0.000%), 04/15/2019 ∆	50,000	49,994
1.450% (U.S. Federal Funds Effective Rate + 0.030%), 04/25/2019 ∆	75,000	75,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.440% (U.S. Federal Funds Effective Rate + 0.020%), 05/08/2019 ∆	$100,000	$100,000
1.536% (1 Month LIBOR USD – 0.085%), 05/24/2019 ∆	100,000	99,994
1.440% (U.S. Federal Funds Effective Rate + 0.020%), 06/06/2019 ∆	50,000	49,994
1.551% (1 Month LIBOR USD – 0.070%), 06/25/2019 ∆	75,000	74,997
1.430% (U.S. Federal Funds Effective Rate + 0.010%), 06/26/2019 ∆	100,000	100,000
1.489% (1 Month LIBOR USD – 0.090%), 07/03/2019 ∆	100,000	99,987
1.425% (U.S. Federal Funds Effective Rate + 0.005%), 07/12/2019 ∆	100,000	99,993
1.491% (1 Month LIBOR USD – 0.090%), 07/12/2019 ∆	109,880	109,850
1.780% (1 Month LIBOR USD + 0.190%), 08/19/2019 ∆	75,000	75,276
1.516% (1 Month LIBOR USD – 0.065%), 09/12/2019 ∆	50,000	49,996
1.548% (3 Month LIBOR USD – 0.160%), 10/10/2019 ∆	115,000	114,995
1.410% (U.S. Federal Funds Effective Rate – 0.010%), 10/18/2019 ∆	50,000	49,996
1.692% (3 Month U.S. Treasury Money Market Yield + 0.040%), 02/12/2020 ∆	50,000	49,990
Federal Home Loan Bank
1.620% (1 Month LIBOR USD + 0.045%), 03/01/2018 ∆	50,000	50,000
1.304%, 03/05/2018 ¤	75,000	74,989
1.345% (3 Month LIBOR USD – 0.170%), 03/07/2018 ∆	50,000	50,000
1.000%, 03/09/2018	14,600	14,599
1.230%, 03/09/2018 ¤	269,000	268,925
1.326%, 03/12/2018 ¤	385,100	384,945
1.269%, 03/14/2018 ¤	150,000	149,932
1.404% (3 Month LIBOR USD – 0.170%), 03/14/2018 ∆	50,000	50,001

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.334%, 03/15/2018 ¤	$50,000	$49,974
1.418% (3 Month LIBOR USD – 0.170%), 03/15/2018 ∆	50,000	50,000
1.315%, 03/16/2018 ¤	182,230	182,131
1.296%, 03/19/2018 ¤	175,000	174,887
1.393% (3 Month LIBOR USD – 0.220%), 03/19/2018 ∆	50,000	50,000
1.433% (3 Month LIBOR USD – 0.180%), 03/19/2018 ∆	50,000	50,000
1.356%, 03/20/2018 ¤	200,000	199,857
1.180%, 03/21/2018 ¤	75,000	74,951
1.340%, 03/22/2018 ¤	612,913	612,432
1.451% (1 Month LIBOR USD – 0.145%), 03/22/2018 ∆	50,000	50,000
1.240%, 03/23/2018 ¤	235,000	234,822
1.623% (1 Month LIBOR USD + 0.020%), 03/23/2018 ∆	96,000	96,000
1.495% (3 Month LIBOR USD – 0.180%), 03/26/2018 ∆	35,000	35,000
1.344%, 03/28/2018 ¤	400,000	399,598
1.648% (1 Month LIBOR USD + 0.000%), 03/28/2018 ∆	100,000	100,000
1.252%, 04/05/2018 ¤	75,000	74,909
1.407%, 04/06/2018 ¤	180,000	179,748
1.590% (1 Month LIBOR USD + 0.010%), 04/06/2018 ∆	50,000	50,000
1.563%, 04/10/2018 ¤	50,000	49,913
1.385%, 04/11/2018 ¤	122,400	122,208
1.571% (1 Month LIBOR USD – 0.010%), 04/12/2018 ∆	90,000	90,000
1.243%, 04/13/2018 ¤	21,986	21,954
1.125%, 04/25/2018	10,000	9,995
1.615%, 05/02/2018 ¤	50,000	49,861
1.313%, 05/04/2018 ¤	50,000	49,884
1.617%, 05/16/2018 ¤	70,000	69,762
1.646%, 05/17/2018 ¤	50,000	49,825
1.410%, 05/18/2018 ¤	178,883	178,340
1.652%, 05/21/2018 ¤	50,000	49,815
1.572%, 05/23/2018 ¤	251,940	251,032
1.660%, 05/25/2018 ¤	175,000	174,312
1.451%, 05/29/2018 ¤	100,000	99,644
1.670%, 05/30/2018 ¤	165,000	164,314
1.398% (1 Month LIBOR USD – 0.170%), 06/01/2018 ∆	50,000	50,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.398% (1 Month LIBOR USD – 0.170%), 06/01/2018 ∆	$50,000	$50,000
1.610%, 06/05/2018 ¤	125,000	124,464
1.479%, 06/06/2018 ¤	200,000	199,209
1.598% (1 Month LIBOR USD + 0.018%), 06/11/2018 ∆	50,000	50,000
0.820%, 06/20/2018	100,000	99,789
1.547%, 06/20/2018 ¤	21,855	21,752
1.552%, 06/27/2018 ¤	17,000	16,914
1.593%, 07/05/2018 ¤	100,000	99,447
1.436% (1 Month LIBOR USD – 0.145%), 07/11/2018 ∆	100,000	100,000
1.531% (1 Month LIBOR USD – 0.050%), 07/12/2018 ∆	50,000	50,000
1.476% (1 Month LIBOR USD – 0.145%), 07/25/2018 ∆	150,000	150,000
1.250%, 07/27/2018	50,000	49,921
1.280%, 07/27/2018	25,000	25,000
1.735%, 08/10/2018 ¤	25,000	24,807
1.568%, 08/21/2018 ¤	2,300	2,283
1.867%, 08/29/2018 ¤	75,000	74,302
1.534% (1 Month LIBOR USD – 0.130%), 08/30/2018 ∆ «	75,000	75,000
0.875%, 10/01/2018	89,065	88,683
1.451% (1 Month LIBOR USD – 0.130%), 10/10/2018 ∆	150,000	150,000
1.451% (1 Month LIBOR USD – 0.130%), 10/10/2018 ∆	87,700	87,700
1.455% (1 Month LIBOR USD – 0.135%), 10/17/2018 ∆	75,000	75,000
1.455% (1 Month LIBOR USD – 0.135%), 10/19/2018 ∆	75,000	75,000
1.491% (1 Month LIBOR USD – 0.130%), 10/26/2018 ∆	75,000	74,995
1.465% (1 Month LIBOR USD – 0.125%), 11/20/2018 ∆	50,000	50,000
1.478% (1 Month LIBOR USD – 0.125%), 11/23/2018 ∆	50,000	50,000
1.480% (1 Month LIBOR USD – 0.100%), 12/07/2018 ∆	50,000	50,000

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.483% (1 Month LIBOR USD – 0.100%), 12/13/2018 ∆	$50,000	$50,000
1.750%, 12/14/2018	24,920	24,893
1.494% (1 Month LIBOR USD – 0.100%), 12/21/2018 ∆	100,000	100,000
1.494% (1 Month LIBOR USD – 0.100%), 12/21/2018 ∆	120,000	120,000
1.491% (1 Month LIBOR USD – 0.090%), 01/11/2019 ∆	75,000	75,000
1.498% (1 Month LIBOR USD – 0.090%), 01/14/2019 ∆	50,000	50,000
1.513% (1 Month LIBOR USD – 0.135%), 01/28/2019 ∆	75,000	75,000
1.499% (1 Month LIBOR USD – 0.080%), 02/04/2019 ∆	150,000	150,000
1.535% (1 Month LIBOR USD – 0.045%), 02/06/2019 ∆	100,000	100,001
1.511% (1 Month LIBOR USD – 0.070%), 02/11/2019 ∆	50,000	50,000
1.590% (3 Month LIBOR USD – 0.230%), 02/13/2019 ∆	35,000	34,992
1.556% (1 Month LIBOR USD – 0.040%), 02/22/2019 ∆	194,500	194,606
1.591% (1 Month LIBOR USD – 0.040%), 02/27/2019 ∆	75,000	75,000
1.246% (3 Month LIBOR USD – 0.235%), 03/01/2019 ∆	100,000	100,000
1.530% (1 Month LIBOR USD – 0.045%), 03/01/2019 ∆	125,000	125,000
1.273% (3 Month LIBOR USD – 0.235%), 03/06/2019 ∆	25,000	25,000
1.534% (1 Month LIBOR USD – 0.045%), 03/08/2019 ∆	30,000	29,998
1.508% (1 Month LIBOR USD – 0.080%), 03/15/2019 ∆	75,000	75,000
1.606% (3 Month LIBOR USD – 0.185%), 05/08/2019 ∆	50,000	50,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.824% (3 Month LIBOR USD – 0.160%), 05/28/2019 ∆	$50,000	$50,025
1.568% (1 Month LIBOR USD – 0.080%), 06/28/2019 ∆	100,000	100,000
1.489% (1 Month LIBOR USD – 0.090%), 07/08/2019 ∆	93,000	93,003
1.520% (1 Month LIBOR USD – 0.070%), 07/17/2019 ∆	200,000	200,000
1.520% (1 Month LIBOR USD – 0.070%), 07/17/2019 ∆	50,000	50,000
1.520% (1 Month LIBOR USD – 0.070%), 07/19/2019 ∆	50,000	50,000
1.520% (1 Month LIBOR USD – 0.070%), 07/19/2019 ∆	75,000	74,993
1.506% (1 Month LIBOR USD – 0.090%), 07/22/2019 ∆	80,000	80,000
1.551% (1 Month LIBOR USD – 0.070%), 07/26/2019 ∆	50,000	50,000
1.520% (1 Month LIBOR USD – 0.060%), 08/07/2019 ∆	100,000	100,000
1.528% (1 Month LIBOR USD – 0.060%), 08/14/2019 ∆	100,000	100,000
1.530% (1 Month LIBOR USD – 0.060%), 08/19/2019 ∆	50,000	50,000
1.530% (1 Month LIBOR USD – 0.060%), 08/19/2019 ∆	50,000	50,000
1.588% (1 Month LIBOR USD – 0.060%), 08/28/2019 ∆	75,000	75,000
1.588% (1 Month LIBOR USD – 0.060%), 08/28/2019 ∆	75,000	75,000
1.588% (1 Month LIBOR USD – 0.060%), 08/28/2019 ∆	50,000	50,000
1.519% (1 Month LIBOR USD – 0.060%), 09/09/2019 ∆	75,000	75,000
1.521% (1 Month LIBOR USD – 0.060%), 09/11/2019 ∆	75,000	75,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.521% (1 Month LIBOR USD – 0.060%), 09/11/2019 ∆	$25,000	$25,000
1.528% (1 Month LIBOR USD – 0.060%), 09/16/2019 ∆	75,000	75,000
1.561% (1 Month LIBOR USD – 0.060%), 09/25/2019 ∆	50,000	50,000
1.520% (1 Month LIBOR USD – 0.070%), 10/17/2019 ∆	100,000	100,000
1.530% (1 Month LIBOR USD – 0.050%), 12/02/2019 ∆	50,000	50,000
1.531% (1 Month LIBOR USD – 0.050%), 12/12/2019 ∆	25,000	25,000
1.533% (1 Month LIBOR USD – 0.050%), 12/13/2019 ∆	50,000	50,000
1.540% (1 Month LIBOR USD – 0.050%), 12/18/2019 ∆	50,000	50,000
1.515% (1 Month LIBOR USD – 0.065%), 01/06/2020 ∆	50,000	50,000
1.514% (1 Month LIBOR USD – 0.070%), 01/08/2020 ∆	30,000	30,001
1.514% (1 Month LIBOR USD – 0.065%), 01/08/2020 ∆	50,000	50,000
1.516% (1 Month LIBOR USD – 0.065%), 01/10/2020 ∆	50,000	50,000
1.518% (1 Month LIBOR USD – 0.065%), 01/13/2020 ∆	50,000	50,000
1.584% (3 Month LIBOR USD – 0.150%), 01/17/2020 ∆	50,000	50,000
1.589% (3 Month LIBOR USD – 0.150%), 01/17/2020 ∆	50,000	50,000
1.594% (3 Month LIBOR USD – 0.150%), 01/22/2020 ∆	50,000	50,000
1.583% (1 Month LIBOR USD – 0.065%), 01/28/2020 ∆	25,000	25,000
1.605% (3 Month LIBOR USD – 0.155%), 01/29/2020 ∆	50,000	50,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.745% (3 Month U.S. Treasury Money Market Yield + 0.070%), 01/29/2020 ∆	$100,000	$100,019
1.516% (1 Month LIBOR USD – 0.065%), 02/12/2020 ∆	25,000	25,000
Federal Home Loan Mortgage Corporation
1.167%, 03/16/2018 ¤	50,000	49,976
1.157%, 04/03/2018 ¤	100,000	99,894
1.287%, 04/06/2018 ¤	50,000	49,936
0.750%, 04/09/2018	18,360	18,349
1.000%, 04/27/2018	15,000	14,995
1.636%, 05/21/2018 ¤	25,000	24,908
4.875%, 06/13/2018	30,415	30,714
1.060%, 06/22/2018	75,000	75,000
1.495% (3 Month LIBOR USD – 0.250%), 07/25/2018 ∆	50,000	50,000
0.850%, 07/27/2018	30,000	29,944
1.050%, 07/27/2018	50,000	49,846
1.530% (3 Month LIBOR USD – 0.280%), 08/10/2018 ∆	100,000	100,000
1.150%, 09/14/2018	35,000	35,000
1.260%, 12/28/2018	23,000	22,920
1.431% (1 Month LIBOR USD – 0.150%), 02/12/2019 ∆	25,000	25,000
Federal National Mortgage Association
1.000%, 04/30/2018	10,000	10,000
0.875%, 05/21/2018	60,000	59,948
1.000%, 05/21/2018	22,000	22,000
1.125%, 07/20/2018	102,559	102,329
1.875%, 09/18/2018	23,104	23,134
1.125%, 10/29/2018	17,500	17,500
1.125%, 12/14/2018	10,000	9,955

Total U.S. Government Agency Debt
(Cost $14,661,852)		14,661,852

U.S. Treasury Debt – 4.6%
U.S. Treasury Notes
1.000%, 03/15/2018	200,000	199,979
1.000%, 05/15/2018	50,000	49,979
1.000%, 05/31/2018	350,000	349,702
1.125%, 06/15/2018	225,000	224,895
0.750%, 07/31/2018	50,000	49,873
1.375%, 07/31/2018	200,000	200,045
1.000%, 08/15/2018	25,000	24,966
0.750%, 08/31/2018	75,000	74,769

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR/SHARES	VALUE >
1.500%, 08/31/2018	$100,000	$99,901
0.875%, 10/15/2018	50,000	49,720
1.375%, 11/30/2018	75,000	74,675
1.250%, 01/31/2019	100,000	99,356
Total U.S. Treasury Debt
(Cost $1,497,860)		1,497,860

Investment Company Ω – 0.0%
Invesco Government & Agency Portfolio, Institutional Shares, 1.303%
(Cost $15,245)	15,245,000	15,245

U.S. Government Agency
Repurchase Agreements – 11.0%
BNP Paribas SA
1.360%, dated 02/28/2018, matures 03/01/2018, repurchase price $100,004 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	$100,000
Goldman Sachs & Co. LLC
1.380%, dated 02/28/2018, matures 03/01/2018, repurchase price $2,300,088 (collateralized by various government agency obligations: Total market value $2,346,000)	2,300,000	2,300,000
HSBC Securities (USA) Inc.
1.360%, dated 02/28/2018, matures 03/01/2018, repurchase price $600,023 (collateralized by various government agency obligations: Total market value $612,004)	600,000	600,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
1.360%, dated 02/28/2018, matures 03/01/2018, repurchase price $250,009 (collateralized by various government agency obligations: Total market value $255,000)	$250,000	$250,000
Merrill Lynch, Pierce, Fenner & Smith Incorporated
1.380%, dated 02/28/2018, matures 03/01/2018, repurchase price $150,006 (collateralized by various government agency obligations: Total market value $153,000)	150,000	150,000
RBC Dominion Securities Inc.
1.350%, dated 02/28/2018, matures 03/01/2018, repurchase price $100,004 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale SA
1.340%, dated 02/06/2018, matures 03/06/2018, repurchase price $125,130 (collateralized by various government agency obligations: Total market value $127,500)	125,000	125,000
Total U.S. Government Agency Repurchase Agreements
(Cost $3,625,000)		3,625,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 40.1%
Bank of Montreal
1.350%, dated 02/28/2018, matures 03/01/2018, repurchase price 100,004 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
Bank of Nova Scotia
1.360%, dated 02/28/2018, matures 03/01/2018, repurchase price $737,679 (collateralized by U.S. Treasury obligations: Total market value $752,454)	737,651	737,651
BNP Paribas SA
1.350%, dated 02/28/2018, matures 03/01/2018, repurchase price $1,900,071 (collateralized by U.S. Treasury obligations: Total market value $1,938,000)	1,900,000	1,900,000
1.350%, dated 01/3/2018, matures 03/22/2018, repurchase price $351,024 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
1.380% (Overnight Bank Funding Rate – 0.040%), dated 02/9/2018, matures 06/11/2018, repurchase price $200,935 (collateralized by U.S. Treasury obligations: Total market value $204,000) ∆	200,000	200,000
1.380% (Overnight Bank Funding Rate – 0.040%), dated 01/24/2018, matures 06/26/2018, repurchase price $1,005,865 (collateralized by U.S. Treasury obligations: Total market value $1,020,000) ∆	1,000,000	1,000,000

Government Obligations Fund (cont.)
DESCRIPTION	PA R	VALUE >
1.400%, dated 01/10/2018, matures 04/10/2018, repurchase price $602,100 (collateralized by U.S. Treasury obligations: Total market value $612,000)	$600,000	$600,000
Credit Agricole Corporate & Investment Bank
1.340%, dated 02/22/2018, matures 03/01/2018, repurchase price $350,091 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
1.360%, dated 02/28/2018, matures 03/01/2018, repurchase price $1,131,108 (collateralized by U.S. Treasury obligations: Total market value $1,153,763)	1,131,065	1,131,065
1.350%, dated 02/27/2018, matures 03/06/2018, repurchase price $500,131 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
1.500%, dated 01/31/2018, matures 04/30/2018, repurchase price $351,298 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Federal Reserve Bank of New York
1.250%, dated 02/28/2018, matures 03/01/2018, repurchase price $225,008 (collateralized by U.S. Treasury obligations: Total market value $225,008)	225,000	225,000

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
1.360%, dated 02/28/2018, matures 03/01/2018, repurchase price $350,013 (collateralized by U.S. Treasury obligations: Total market value $357,003)	$350,000	$350,000
1.340%, dated 02/27/2018, matures 03/06/2018, repurchase price $500,130 (collateralized by U.S. Treasury obligations: Total market value $510,003)	500,000	500,000
1.360%, dated 02/28/2018, matures 03/07/2018, repurchase price $825,218 (collateralized by U.S. Treasury obligations: Total market value $841,503)	825,000	825,000
ING Financial Markets LLC
1.310%, dated 02/22/2018, matures 03/01/2018, repurchase price $200,051 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
1.340%, dated 02/16/2018, matures 03/02/2018, repurchase price $300,156 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
1.360%, dated 02/28/2018, matures 03/07/2018, repurchase price $100,026 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.350%, dated 02/16/2018, matures 03/09/2018, repurchase price $200,158 (collateralized by U.S. Treasury obligations: Total market value $204,000)	$200,000	$200,000
JP Morgan Securities, LLC
1.360%, dated 02/28/2018, matures 03/01/2018, repurchase price $100,004 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Mizuho Securities (USA) LLC
1.350%, dated 02/28/2018, matures 03/01/2018, repurchase price $350,013 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
RBC Dominion Securities Inc.
1.350%, dated 02/28/2018, matures 03/01/2018, repurchase price $200,008 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Societe Generale
1.350% (Overnight Bank Funding Rate – 0.070%), dated 02/28/2018, matures 03/07/2018, repurchase price $750,197 (collateralized by U.S. Treasury obligations: Total market value $765,000) ∆	750,000	750,000
1.350% (Overnight Bank Funding Rate – 0.070%), dated 02/28/2018, matures 03/07/2018, repurchase price $750,197 (collateralized by U.S. Treasury obligations: Total market value $765,000) ∆	750,000	750,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Government Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Societe Generale SA
1.330%, dated 02/06/2018, matures 03/06/2018, repurchase price $350,362 (collateralized by U.S. Treasury obligations: Total market value $357,000)	$350,000	$350,000
1.350% (Overnight Bank Funding Rate – 0.070%), dated 02/28/2018, matures 03/07/2018, repurchase price $750,197 (collateralized by U.S. Treasury obligations: Total market value $765,000) ∆	750,000	750,000

Total U.S. Treasury
Repurchase Agreements
(Cost $13,168,716)		13,168,716

Total Investments – 100.3%
(Cost $32,968,673)		32,968,673

Other Assets and Liabilities, Net – (0.3)%		(92,888)

Total Net Assets – 100.0%		$32,875,785

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

∆	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2018.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On February 28, 2018, the total cost of investments purchased on a when-issued basis was $75,000 or 0.2% of total net assets.

Ω	The rate shown is the annualized seven-day yield as of February 28, 2018.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Financial Company
Commercial Paper – 26.2%
ANZ New Zealand International Ltd
1.761% (1 Month
LIBOR USD + 0.180%),
07/10/2018 Δ ■	$2,000	$2,000
ASB Finance Ltd/London
1.724% (1 Month
LIBOR USD + 0.130%),
05/17/2018 Δ ■	2,000	2,000
Australia & New Zealand
Banking Group
1.717% (1 Month
LIBOR USD + 0.150%),
08/29/2018 Δ ■	3,000	2,999
Bank Nederlandse
Gemeenten NV
1.470%, 03/06/2018 ■ 	10,000	9,998
1.810%, 05/31/2018 ■ 	13,000	12,932
BNZ International Funding
1.759% (1 Month
LIBOR USD + 0.180%),
07/09/2018 Δ ■	1,000	1,000
BPCE
1.440%, 03/05/2018 ■ 	19,000	18,996
Canadian Imperial Bank
of Commerce
1.711% (1 Month
LIBOR USD + 0.130%),
03/12/2018 Δ ■	1,000	1,000
CDP Financial Inc
1.400%, 03/08/2018 ■ 	500	500
1.604%, 03/16/2018 ■ 	5,000	4,997
1.584%, 04/04/2018 ■ 	4,800	4,792
1.512%, 04/20/2018 ■ 	2,000	1,995
1.736%, 04/23/2018 ■ 	5,000	4,987
1.573%, 05/11/2018 ■ 	2,000	1,993
1.654%, 05/31/2018 ■ 	1,000	995
Commonwealth Bank of Australia
1.852% (3 Month
LIBOR USD + 0.130%),
04/13/2018 Δ ■	2,000	2,001
1.870% (3 Month
LIBOR USD + 0.110%),
04/27/2018 Δ ■	3,000	3,001
1.858% (1 Month
LIBOR USD + 0.210%),
09/28/2018 Δ ■	2,000	2,000
1.788% (1 Month
LIBOR USD + 0.200%),
10/15/2018 Δ ■	2,000	2,000

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.790% (1 Month
LIBOR USD + 0.200%),
10/19/2018 Δ ■	$2,000	$1,999
1.824% (1 Month
LIBOR USD + 0.230%),
01/18/2019 Δ ■	1,000	999
Credit Suisse/NY
1.511%, 03/26/2018 	1,000	999
DZ Bank AG/NY
1.673%, 03/22/2018 ■ 	7,000	6,993
HSBC Bank PLC
1.790% (1 Month
LIBOR USD + 0.210%),
11/07/2018 Δ ■	2,000	2,000
ING (US) Funding LLC
1.510%, 04/17/2018 	3,000	2,993
1.705% (1 Month
LIBOR USD + 0.130%),
05/01/2018 Δ	4,000	4,001
1.757% (1 Month
LIBOR USD + 0.190%),
08/01/2018 Δ	4,000	4,001
1.780% (1 Month
LIBOR USD + 0.200%),
08/07/2018 Δ	1,000	1,000
JP Morgan Securities LLC
1.730% (1 Month
LIBOR USD + 0.150%),
05/02/2018 Δ	5,000	5,002
1.795% (1 Month
LIBOR USD + 0.220%),
06/01/2018 Δ	2,000	2,001
1.810% (1 Month
LIBOR USD + 0.230%),
07/02/2018 Δ	4,000	4,001
Macquarie Bank Ltd
1.838%, 03/21/2018 ■ 	1,000	999
2.050%, 05/21/2018 ■ 	2,035	2,025
1.861% (1 Month
LIBOR USD + 0.240%),
05/29/2018 Δ ■	5,000	5,000
1.783% (1 Month
LIBOR USD + 0.180%),
07/23/2018 Δ ■	3,000	2,999
Massachusetts Mutual
Life Insurance Co
1.551%, 03/06/2018 ■ 	5,000	4,999
National Australia Bank Ltd
1.721% (1 Month
LIBOR USD + 0.140%),
06/12/2018 Δ ■	2,000	2,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.735% (1 Month
LIBOR USD + 0.160%),
08/01/2018 Δ ■	$9,000	$9,000
Nederlandse Waterschaps
1.750%, 04/09/2018 ■ 	13,000	12,976
1.715%, 04/10/2018 ■ 	5,000	4,990
Ontario Teachers’ Finance Trust
1.859%, 05/18/2018 ■ 	2,000	1,992
PSP Capital Inc
1.501%, 03/07/2018 ■ 	18,000	17,995
1.554%, 03/21/2018 ■ 	3,000	2,997
1.725% (1 Month
LIBOR USD + 0.150%),
06/01/2018 Δ ■	3,000	3,001
Suncorp Metway Ltd
1.528%, 03/21/2018 ■ 	1,000	999
1.511%, 03/27/2018 ■ 	2,000	1,997
1.532%, 04/04/2018 ■ 	2,000	1,996
1.542%, 04/09/2018 ■ 	1,000	998
1.755%, 06/05/2018 ■ 	1,000	995
2.017%, 07/12/2018 ■ 	4,000	3,968
Toronto Dominion Bank
1.493%, 03/19/2018 ■ 	10,000	9,992
1.756% (1 Month
LIBOR USD + 0.160%),
05/22/2018 Δ ■	1,000	1,000
1.798% (1 Month
LIBOR USD + 0.150%),
06/29/2018 Δ ■	2,500	2,500
1.838% (1 Month
LIBOR USD + 0.190%),
08/28/2018 Δ ■	1,000	1,000
UBS AG of London
1.811% (1 Month
LIBOR USD + 0.230%),
06/12/2018 Δ ■	2,000	2,001
1.881% (1 Month
LIBOR USD + 0.300%),
06/15/2018 Δ ■	1,500	1,501
1.739% (1 Month
LIBOR USD + 0.160%),
07/05/201 Δ ■	2,000	2,000
Westpac Banking Corp
1.770% (1 Month
LIBOR USD + 0.190%),
09/06/2018 Δ ■	1,500	1,500
Total Financial Company
Commercial Paper
(Cost $219,610)		219,595

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 25.8%
Banco del Estado de Chile/NY
1.801% (1 Month
LIBOR USD + 0.180%),
03/26/2018 Δ	$4,000	$4,001
1.788% (1 Month
LIBOR USD + 0.200%),
05/14/2018 Δ	1,000	1,001
1.781% (1 Month
LIBOR USD + 0.200%),
06/11/2018 Δ	1,000	1,000
1.810% (1 Month LIBOR
USD + 0.220%),
07/17/2018 Δ	5,000	5,001
Bank of Montreal/Chicago
1.691% (3 Month
LIBOR USD + 0.210%),
03/01/2018 Δ	3,350	3,350
1.750%, 03/19/2018	2,000	2,000
1.741% (1 Month
LIBOR USD + 0.120%),
03/26/2018 Δ	3,000	3,001
1.773% (1 Month
LIBOR USD + 0.190%),
08/13/2018 Δ	2,000	2,000
1.853% (1 Month
LIBOR USD + 0.250%),
09/24/2018 Δ	5,000	5,000
Bank of Nova Scotia/Houston
1.920% (U.S. Federal
Funds Effective
Rate + 0.500%),
11/28/2018 Δ	3,000	3,000
Canadian Imperial Bank
of Commerce/NY
1.786% (1 Month
LIBOR USD + 0.190%),
05/22/2018 Δ	850	850
1.760% (1 Month
LIBOR USD + 0.180%),
08/02/2018 Δ	2,000	2,000
Citibank NA
1.754% (1 Month
LIBOR USD + 0.160%),
07/18/2018 Δ	5,000	5,000
Commonwealth Bank
of Australia/NY
1.739% (1 Month
LIBOR USD + 0.160%),
06/08/2018 Δ	1,000	1,000

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	19

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Cooperatieve Rabobank UA/NY
1.688%+ 0 (1 Month
LIBOR USD + 0.100%),
04/16/2018 Δ	$257	$257
1.759% (1 Month
LIBOR USD + 0.180%),
05/03/2018 Δ	2,000	2,001
1.736% (1 Month
LIBOR USD + 0.140%),
05/21/2018 Δ	3,000	2,999
1.751% (1 Month
LIBOR USD + 0.170%),
08/13/2018 Δ	5,000	4,999
1.889% (1 Month
LIBOR USD 0.220%),
09/04/2018 Δ	2,000	2,000
1.781% (1 Month
LIBOR USD + 0.200%),
11/13/2018 Δ	5,000	4,997
Credit Agricole Corporate
and Investment Bank/NY
1.758% (1 Month
LIBOR USD + 0.170%),
05/14/2018 Δ	2,000	2,001
Credit Suisse/NY
1.743% (1 Month
LIBOR USD + 0.160%),
03/22/2018 Δ	2,000	2,001
1.791% (1 Month
LIBOR USD + 0.160%),
04/27/2018 Δ	1,000	1,000
Lloyds Bank PLC/NY
1.729% (1 Month
LIBOR USD + 0.150%),
07/05/2018 Δ	4,000	4,000
Mitsubishi UFJ Trust &
Banking Corp/NY
1.765% (1 Month
LIBOR USD + 0.190%),
03/01/2018 Δ	3,000	3,000
1.769% (1 Month
LIBOR USD + 0.190%),
03/08/2018 Δ	2,000	2,000
1.794% (1 Month
LIBOR USD + 0.200%),
05/18/2018 Δ	2,000	2,001
1.791% (1 Month
LIBOR USD + 0.210%),
07/11/2018 Δ	2,000	2,000

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.833% (1 Month
LIBOR USD + 0.250%),
08/13/2018 Δ	$3,000	$3,001
Mizuho Bank Ltd/NY
1.779% (1 Month
LIBOR USD + 0.200%),
05/09/2018 Δ	6,000	6,002
1.789% (1 Month
LIBOR USD + 0.210%),
08/06/2018 Δ	4,000	3,999
Natixis/NY
1.848% (1 Month
LIBOR USD + 0.200%),
07/31/2018 Δ	1,000	1,000
Royal Bank of Canada/NY
1.760% (1 Month
LIBOR USD + 0.180%),
08/06/2018 Δ	2,000	2,000
Skandinaviska Enskilda
Banken/NY
1.831% (1 Month
LIBOR USD + 0.210%),
04/26/2018 Δ	3,000	3,001
Sumitomo Mitsui
Banking Corp/NY
1.760% (1 Month
LIBOR USD + 0.180%),
03/06/2018 Δ	3,000	3,000
1.779% (1 Month
LIBOR USD + 0.200%),
05/04/2018 Δ	4,000	4,002
1.844% (1 Month
LIBOR USD + 0.250%),
07/18/2018 Δ	3,000	3,001
1.831% (1 Month
LIBOR USD + 0.210%),
07/25/2018 Δ	4,000	4,000
Sumitomo Mitsui Trust/NY
1.430%, 03/02/2018	10,000	10,000
1.430%, 03/06/2018	20,000	20,000
1.771% (1 Month
LIBOR USD + 0.190%),
05/10/2018 Δ	6,000	6,002
1.789% (1 Month
LIBOR USD + 0.210%),
08/06/2018 Δ	4,000	4,000
Svenska Handelsbanken/NY
1.720% (1 Month
LIBOR USD + 0.140%),
04/06/2018 Δ	5,000	5,001

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.706% (1 Month
LIBOR USD + 0.110%),
05/21/2018 Δ	$4,000	$4,001
1.768% (1 Month
LIBOR USD + 0.120%),
05/29/2018 Δ	4,000	4,001
1.719% (1 Month
LIBOR USD + 0.140%),
07/09/2018 Δ	5,000	5,000
1.760% (1 Month
LIBOR USD + 0.180%),
09/07/2018 Δ	4,000	3,999
1.759% (1 Month
LIBOR USD + 0.180%),
10/09/2018 Δ	1,000	1,000
Toronto Dominion Bank/NY
1.731% (1 Month
LIBOR USD + 0.150%),
04/10/2018 Δ	2,000	2,001
1.850%, 05/09/2018	3,000	3,000
1.774% (1 Month
LIBOR USD + 0.180%),
06/20/2018 Δ	3,000	3,000
UBS AG Stamford, CT
1.830% (1 Month
LIBOR USD + 0.250%),
05/02/2018 Δ	1,000	1,000
1.846% (1 Month
LIBOR USD + 0.250%),
05/21/2018 Δ	4,000	4,002
Wells Fargo Bank NA
1.900% (3 Month
LIBOR USD + 0.140%),
05/29/2018 Δ	3,000	3,002
1.751% (1 Month
LIBOR USD + 0.170%),
07/10/2018 Δ	3,000	3,000
1.821% (1 Month
LIBOR USD + 0.200%),
08/01/2018 Δ	3,000	3,000
1.770% (1 Month
LIBOR USD + 0.190%),
08/07/2018 Δ	4,000	4,000
1.775% (1 Month
LIBOR USD + 0.200%),
08/28/2018 Δ	2,000	2,000
1.803% (1 Month
LIBOR USD + 0.220%),
10/15/2018 Δ	1,700	1,700

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Westpac Banking Corp/NY
1.824% (1 Month
LIBOR USD + 0.230%),
04/20/2018 Δ	$2,000	$2,001
1.821% (1 Month
LIBOR USD + 0.190%),
04/27/2018 Δ	2,000	2,001
1.808% (1 Month
LIBOR USD + 0.160%),
06/29/2018 Δ	5,000	5,000
1.870% (U.S. Federal
Funds Effective Rate +
0.450%), 11/28/2018 Δ	3,000	2,999
1.780% (1 Month
LIBOR USD + 0.200%),
12/07/2018 Δ	3,000	2,999
1.797% (1 Month
LIBOR USD + 0.230%),
02/01/2019 Δ	2,000	1,999
Total Certificates of Deposit
(Cost $216,159)		216,174

Non-Financial Company Commercial Paper – 8.9%
Novartis Finance Corp
1.501%, 03/06/2018 ■ 	2,000	1,999
1.501%, 03/07/2018 ■ 	15,000	14,996
Total Capital Canada Ltd
1.450%, 03/06/2018 ■ 	30,000	29,993
1.602%, 03/16/2018 ■ 	2,500	2,498
1.602%, 03/21/2018 ■ 	5,000	4,995
Toyota Motor Finance
Netherlands BV
1.858% (1 Month
LIBOR USD + 0.210%),
03/27/2018 Δ	5,000	5,001
1.800% (1 Month
LIBOR USD + 0.210%),
06/15/2018 Δ	5,000	5,002
Wal-Mart Stores Inc
1.521%, 03/01/2018 ■ 	10,000	10,000
Total Non-Financial
Company Commercial Paper
(Cost $74,484)		74,484

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	21

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Asset Backed Commercial Paper – 8.7%
CAFCO LLC
1.627%, 03/20/2018 ■ 	$2,000	$1,998
Chariot Funding LLC
1.633%, 05/21/2018 ■ 	2,000	1,991
Kells Funding LLC
1.482%, 03/06/2018 	5,000	4,999
1.608%, 03/26/2018 	3,000	2,997
1.717%, 04/10/2018 ■ 	8,000	7,984
1.738%, 04/18/2018 	6,000	5,985
Liberty Street Funding LLC
1.606%, 03/09/2018 ■ 	1,000	1,000
1.748%, 04/10/2018 ■ 	2,000	1,996
2.061%, 05/29/2018 ■ 	5,000	4,974
2.014%, 06/18/2018 ■ 	5,000	4,968
1.759% (1 Month
LIBOR USD + 0.180%),
07/09/2018 Δ ■	1,000	1,000
Nieuw Amsterdam
Receivables Corp
2.033%, 06/12/2018 ■ 	4,000	3,976
Old Line Funding LLC
1.735%, 04/10/2018 ■ 	4,000	3,992
1.710% (1 Month
LIBOR USD + 0.130%),
05/07/2018 Δ ■	2,000	2,000
1.791%, 05/10/2018 ■ 	5,000	4,981
1.729% (1 Month
LIBOR USD + 0.150%),
06/05/2018 Δ ■	3,000	3,000
1.910% (1 Month
LIBOR USD + 0.250%),
09/04/2018 Δ ■ «	3,000	3,001
Starbird Funding Corp
1.420%, 03/01/2018 	5,000	5,000
1.602%, 05/01/2018 ■ 	1,000	997
Thunder Bay Funding LLC
1.727%, 03/15/2018 ■ 	2,000	1,999
1.725% (1 Month LIBOR
USD + 0.150%),
06/01/2018 Δ ■	4,000	3,999
Total Asset Backed
Commercial Paper
(Cost $72,846)		72,837

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Non-Negotiable Time Deposits – 6.5%
Credit Agricole, Cayman
Islands Branch
1.320%, 03/01/2018	$27,354	$27,354
Skandinaviska Enskilda
Banken, Cayman
Islands Branch
1.340%, 03/01/2018	27,000	27,000
Total Non-Negotiable
Time Deposits
(Cost $54,354)		54,354

Other Instruments – 5.2%
American Honda Finance
1.500%, 03/13/2018	4,500	4,499
Bank of America NA
1.784% (1 Month
LIBOR USD + 0.190%),
08/24/2018 Δ	3,000	3,000
Cooperative Rabobank UA/NY
1.700%, 03/19/2018	1,130	1,130
Nordea Bank AB
1.625%, 05/15/2018 ■	1,000	999
Statoil ASA
1.150%, 05/15/2018	2,900	2,894
Swedbank AB
1.600%, 03/02/2018 ■	4,000	4,000
1.750%, 03/12/2018 ■	10,000	9,999
Toyota Motor Credit Corp
1.200%, 04/06/2018	10,000	9,993
1.965% (3 Month
LIBOR USD + 0.080%),
05/17/2018 Δ	1,000	1,000
UBS AG of Stamford CT
1.800%, 03/26/2018	6,000	5,999
Total Other Instruments
(Cost $43,521)		43,513

Variable Rate Demand Notes # – 1.6%
Broward County, Florida,
Embraer Aircraft
Holding Inc Project,
Series 2007B (LOC: Citibank)
1.490%, 04/01/2035	5,500	5,500

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Massachusetts
Development Finance
Agency, Babson
College Issue,
Series 2008B
(LOC: Bank of America)
1.520%, 10/01/2031	$8,235	$8,235
Total Variable Rate
Demand Notes
(Cost $13,735)		13,735

Other Repurchase
Agreements – 17.5%
BNP Paribas SA
1.650% (Overnight Bank
Funding Rate + 0.230%),
dated 02/28/2018, matures
03/01/2018, repurchase
price $13,001
(collateralized by
various securities:
Total market
value $13,651) Δ	13,000	13,000
1.720% (Overnight Bank
Funding Rate + 0.300%),
dated 02/28/2018, matures
04/04/2018, repurchase
price $15,025
(collateralized by
various securities:
Total market
value $15,750) Δ ¥	15,000	15,000
Credit Suisse
Securities (USA) LLC
1.570% (Overnight Bank
Funding Rate + 0.150%),
dated 02/28/2018, matures
03/07/2018, repurchase
price $21,006
(collateralized by
various securities:
Total market
value $22,050) Δ	21,000	21,000
HSBC Securities (USA) Inc.
1.520% (Overnight Bank
Funding Rate + 0.100%),
dated 02/28/2018, matures
03/01/2018, repurchase
price $35,001
(collateralized by
various securities:
Total market
value $36,754) Δ	35,000	35,000

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
1.520%, dated
02/28/2018, matures
03/01/2018, repurchase
price $6,000
(collateralized by
various securities:
Total market
value $6,300)	$6,000	$6,000
JP Morgan Securities, LLC
1.930%, dated
02/28/2018, matures
04/04/2018, repurchase
price $15,028
(collateralized by
various securities:
Total market
value $15,750) ¥	15,000	15,000
MUFG Securities
Americas, Inc.
1.580%, dated
02/28/2018, matures
03/01/2018, repurchase
price $6,002
(collateralized by
various securities:
Total market
value $6,300)	6,000	6,000
Societe Generale SA
1.680% (Overnight Bank
Funding Rate + 0.260%),
dated 02/28/2018, matures
03/01/2018, repurchase
price $35,002
(collateralized by
various securities:
Total market
value $36,359) Δ	35,000	35,000
Total Other Repurchase
Agreements
(Cost $146,000)		146,000

Total Investments – 100.4%
(Cost $840,709)		840,692

Other Assets and
Liabilities, Net – (0.4)%		(3,419)
Total Net Assets – 100.0%		$837,273

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	23

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2018.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2018, the value of these investments was $328,932 or 39.3% of total net assets.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On February 28, 2018, the total cost of investments purchased on a when-issued basis was $3,001 or 0.4% of total net assets.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2018, the value of these investments was $30,000 or 3.6% of total net assets. See note 2 in Notes to Financial Statements.

LOC – Letter of Credit

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Retail Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 30.6%
Banco del Estado de Chile/NY
1.801% (1 Month
LIBOR USD + 0.180%),
03/26/2018 Δ	$6,000	$6,000
1.761% (1 Month
LIBOR USD + 0.180%),
04/10/2018 Δ	15,000	15,000
1.788% (1 Month
LIBOR USD + 0.200%),
05/14/2018 Δ	4,000	4,000
1.781% (1 Month
LIBOR USD + 0.200%),
06/11/2018 Δ	2,000	2,000
1.810% (1 Month
LIBOR USD + 0.220%),
07/17/2018 Δ	20,000	20,000
Bank of Montreal/Chicago
1.691% (3 Month
LIBOR USD + 0.210%),
03/01/2018 Δ	26,500	26,500
1.741% (1 Month
LIBOR USD + 0.120%),
03/26/2018 Δ	10,000	10,000
1.738% (1 Month
LIBOR USD + 0.150%),
06/15/2018 Δ	10,000	10,000
1.808% (1 Month
LIBOR USD + 0.220%),
09/14/2018 Δ	5,000	5,000
1.853% (1 Month
LIBOR USD + 0.250%),
09/24/2018 Δ	20,000	20,000
Bank of Nova Scotia/Houston
1.780% (1 Month
LIBOR USD + 0.200%),
07/06/2018 Δ	10,000	10,000
Canadian Imperial Bank
of Commerce/NY
1.741% (1 Month
LIBOR USD + 0.160%),
04/12/2018 Δ	10,000	10,000
1.650% (U.S. Federal
Funds Effective
Rate + 0.230%),
05/07/2018 Δ	15,000	15,000
1.760% (1 Month
LIBOR USD + 0.180%),
08/02/2018 Δ	8,000	8,000
Commonwealth Bank of Australia/NY
1.739% (1 Month
LIBOR USD + 0.160%),
06/08/2018 Δ	10,000	10,000

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Cooperatieve Rabobank UA/NY
1.759% (1 Month
LIBOR USD + 0.180%),
05/03/2018 Δ	$10,000	$10,000
1.736% (1 Month
LIBOR USD + 0.140%),
05/21/2018 Δ	10,000	10,000
1.751% (1 Month
LIBOR USD + 0.170%),
08/13/2018 Δ	10,000	10,000
1.781% (1 Month
LIBOR USD + 0.200%),
11/13/2018 Δ	15,000	15,000
Credit Agricole Corporate
and Investment Bank/NY
1.758% (1 Month
LIBOR USD + 0.170%),
05/14/2018 Δ	10,000	10,000
Credit Suisse/NY
1.743% (1 Month
LIBOR USD + 0.160%),
03/22/2018 Δ	10,000	10,000
1.791% (1 Month
LIBOR USD + 0.160%),
04/27/2018 Δ	12,000	12,000
HSBC Bank USA NA
1.734% (1 Month
LIBOR USD + 0.155%),
05/08/2018 Δ	15,000	15,000
Lloyds Bank PLC/NY
1.729% (1 Month
LIBOR USD + 0.150%),
07/05/2018 Δ	20,000	20,000
Mitsubishi UFJ Trust &
Banking Corp/NY
1.765% (1 Month
LIBOR USD + 0.190%),
03/01/2018 Δ	7,000	7,000
1.769% (1 Month
LIBOR USD + 0.190%),
03/08/2018 Δ	15,000	15,000
1.778% (1 Month
LIBOR USD + 0.190%),
04/16/2018 Δ	5,000	5,000
1.794% (1 Month
LIBOR USD + 0.200%),
05/18/2018 Δ	6,000	6,000
1.791% (1 Month
LIBOR USD + 0.210%),
07/11/2018 Δ	10,000	10,000
1.833% (1 Month
LIBOR USD + 0.250%),
08/13/2018 Δ	15,000	15,000

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	25

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Mizuho Bank Ltd/NY
1.779% (1 Month
LIBOR USD + 0.200%),
05/09/2018 Δ	$25,000	$25,000
1.789% (1 Month
LIBOR USD + 0.210%),
08/06/2018 Δ	24,000	24,000
Natixis/NY
2.091% (3 Month
LIBOR USD + 0.300%),
05/08/2018 Δ	16,000	16,002
1.848% (1 Month
LIBOR USD + 0.200%),
07/31/2018 Δ	14,000	14,000
Royal Bank of Canada/NY
1.760% (1 Month
LIBOR USD + 0.180%),
08/06/2018 Δ	10,000	10,000
Sumitomo Mitsui
Banking Corp/NY
1.779% (1 Month
LIBOR USD + 0.200%),
05/04/2018 Δ	25,000	25,000
1.858% (1 Month
LIBOR USD + 0.210%),
07/31/2018 Δ	25,000	25,000
Sumitomo Mitsui Trust/NY
1.430%, 03/02/2018	20,000	20,000
1.430%, 03/06/2018	70,000	70,000
1.771% (1 Month
LIBOR USD + 0.190%),
05/10/2018 Δ	25,000	25,000
1.789% (1 Month
LIBOR USD + 0.210%),
08/06/2018 Δ	19,000	19,000
Svenska Handelsbanken/NY
1.720% (1 Month
LIBOR USD + 0.140%),
04/06/2018 Δ	5,000	5,000
1.719% (1 Month
LIBOR USD + 0.140%),
07/09/2018 Δ	20,000	20,000
1.760% (1 Month
LIBOR USD + 0.180%),
09/07/2018 Δ	23,500	23,500
Toronto Dominion Bank/NY
1.923% (1 Month
LIBOR USD + 0.340%),
03/13/2018 Δ	10,000	10,000
1.774% (1 Month
LIBOR USD + 0.180%),
06/20/2018 Δ	15,000	15,000

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.818% (1 Month
LIBOR USD + 0.230%),
12/17/2018 Δ	$15,000	$15,000
UBS AG Stamford, CT
1.830% (1 Month
LIBOR USD + 0.250%),
05/02/2018 Δ	4,000	4,001
1.846% (1 Month
LIBOR USD + 0.250%),
05/21/2018 Δ	16,000	16,003
Wells Fargo Bank NA
1.766% (1 Month
LIBOR USD + 0.170%),
04/20/2018 Δ	15,000	15,000
1.900% (3 Month
LIBOR USD + 0.140%),
05/29/2018 Δ	11,000	11,002
1.751% (1 Month
LIBOR USD + 0.170%),
07/10/2018 Δ	10,000	10,000
1.770% (1 Month LIBOR
USD + 0.190%),
08/07/2018 Δ	26,000	26,000
1.775% (1 Month
LIBOR USD + 0.200%),
08/28/2018 Δ	10,000	10,000
Westpac Banking Corp/NY
1.824% (1 Month
LIBOR USD + 0.230%),
04/20/2018 Δ	15,000	15,000
1.821% (1 Month
LIBOR USD + 0.190%),
04/27/2018 Δ	13,000	13,000
1.808% (1 Month
LIBOR USD + 0.160%),
06/29/2018 Δ	15,000	15,000
1.780% (1 Month
LIBOR USD + 0.200%),
12/07/2018 Δ	20,000	20,000
1.797% (1 Month
LIBOR USD + 0.230%),
02/01/2019 Δ	5,000	5,000
Total Certificates of Deposit
(Cost $863,008)		863,008

Financial Company
Commercial Paper – 28.2%
ANZ New Zealand International Ltd
1.729% (1 Month
LIBOR USD + 0.150%),
07/03/2018 Δ ■	10,000	10,000
1.761% (1 Month
LIBOR USD + 0.180%),
07/10/2018 Δ ■	15,000	15,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
ASB Finance Ltd/London
1.724% (1 Month
LIBOR USD + 0.130%),
05/17/2018 Δ ■	$20,000	$19,999
Banco del Estado de Chile/NY
1.420%, 03/01/2018 	50,000	50,000
Bank Nederlandse
Gemeenten NV
1.440%, 03/01/2018 ■ 	25,000	25,000
1.470%, 03/06/2018 ■ 	45,000	44,991
1.807%, 05/31/2018 ■ 	13,000	12,941
Bank of Nova Scotia
1.728%, 03/19/2018 ■ 	20,000	19,983
BNZ International Funding
1.759% (1 Month
LIBOR USD + 0.180%),
07/09/2018 Δ ■	5,000	5,000
BPCE
1.440%, 03/05/2018 ■ 	31,000	30,995
1.440%, 03/06/2018 ■ 	30,000	29,994
Canadian Imperial Bank
of Commerce
1.711% (1 Month
LIBOR USD + 0.130%),
03/12/2018 Δ ■	10,000	10,000
CDP Financial Inc
1.400%, 03/08/2018 ■ 	4,500	4,499
1.461%, 04/04/2018 ■ 	10,000	9,986
1.512%, 04/20/2018 ■ 	25,000	24,948
1.573%, 05/11/2018 ■ 	8,000	7,975
1.654%, 05/31/2018 ■ 	10,000	9,959
Commonwealth Bank of Australia
1.908% (1 Month
LIBOR USD + 0.320%),
03/16/2018 Δ ■	10,000	10,000
1.852% (3 Month
LIBOR USD + 0.130%),
04/13/2018 Δ ■	13,000	13,000
1.870% (3 Month
LIBOR USD + 0.110%),
04/27/2018 Δ ■	2,000	2,000
1.858% (1 Month
LIBOR USD + 0.210%),
09/28/2018 Δ ■	10,000	10,000
1.790% (1 Month
LIBOR USD + 0.200%),
10/19/2018 Δ ■	15,000	15,000
Credit Suisse/NY
1.511%, 03/26/2018 	4,000	3,996
Danske Corp
1.746%, 04/16/2018 ■ 	15,000	14,967

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
DZ Bank AG/NY
1.673%, 03/22/2018 ■ 	$13,000	$12,987
HSBC Bank PLC
1.924% (1 Month
LIBOR USD + 0.330%),
03/20/2018 Δ ■	994	994
1.968% (1 Month
LIBOR USD + 0.320%),
03/29/2018 Δ ■	2,400	2,400
1.790% (1 Month
LIBOR USD + 0.210%),
11/07/2018 Δ ■	26,000	26,000
ING (US) Funding LLC
1.510%, 04/17/2018 	15,000	14,970
1.705% (1 Month
LIBOR USD + 0.130%),
05/01/2018 Δ	11,000	11,000
1.757% (1 Month
LIBOR USD + 0.190%),
08/01/2018 Δ	15,000	15,000
1.780% (1 Month
LIBOR USD + 0.200%),
08/07/2018 Δ	8,000	8,000
JP Morgan Securities LLC
1.730% (1 Month
LIBOR USD + 0.150%),
05/02/2018 Δ	22,000	22,000
1.795% (1 Month
LIBOR USD + 0.220%),
06/01/2018 Δ	20,000	20,000
1.810% (1 Month
LIBOR USD + 0.230%),
07/02/2018 Δ	10,000	10,000
1.848% (1 Month
LIBOR USD + 0.200%),
07/30/2018 Δ	5,000	5,000
Macquarie Bank Ltd
1.838%, 03/21/2018 ■ 	9,000	8,991
1.838%, 03/22/2018 ■ 	10,000	9,989
1.729% (1 Month
LIBOR USD + 0.150%),
04/04/2018 Δ ■	10,000	10,000
1.768% (1 Month
LIBOR USD + 0.180%),
05/16/2018 Δ ■	15,000	15,000
1.861% (1 Month
LIBOR USD + 0.240%),
05/29/2018 Δ ■	12,000	12,000
National Australia Bank Ltd
1.721% (1 Month
LIBOR USD + 0.140%),
06/12/2018 Δ ■	20,000	20,000

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	27

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.735% (1 Month
LIBOR USD + 0.160%),
08/01/2018 Δ ■	$20,000	$20,000
Nederlandse Waterschaps
1.750%, 04/09/2018 ■ 	19,000	18,965
PSP Capital Inc
1.501%, 03/07/2018 ■ 	15,000	14,996
1.725% (1 Month
LIBOR USD + 0.150%),
06/01/2018 Δ ■	15,000	15,000
Suncorp Metway Ltd
1.511%, 03/27/2018 ■ 	8,000	7,991
1.532%, 04/04/2018 ■ 	10,000	9,985
1.542%, 04/09/2018 ■ 	8,000	7,987
1.755%, 06/05/2018 ■ 	2,000	1,991
2.017%, 07/12/2018 ■ 	21,000	20,845
Toronto Dominion Bank
1.493%, 03/19/2018 ■ 	25,000	24,982
1.756% (1 Month
LIBOR USD + 0.160%),
05/22/2018 Δ ■	1,000	1,000
1.798% (1 Month
LIBOR USD + 0.150%),
06/29/2018 Δ ■	7,500	7,500
1.838% (1 Month
LIBOR USD + 0.190%),
08/28/2018 Δ ■	3,000	3,000
UBS AG of London
1.811% (1 Month
LIBOR USD + 0.230%),
06/12/2018 Δ ■	8,000	8,002
1.739% (1 Month
LIBOR USD + 0.160%),
07/05/2018 Δ ■	10,000	10,000
Total Financial Company
Commercial Paper
(Cost $796,808)		796,808

Asset Backed
Commercial Paper – 12.5%
Atlantic Asset Securities LLC
1.739% (1 Month
LIBOR USD + 0.160%),
05/03/2018 Δ ■	10,000	10,000
CAFCO LLC
1.627%, 03/20/2018 ■ 	23,000	22,980
Chariot Funding LLC
1.458%, 03/21/2018 ■ 	10,000	9,992
Fairway Finance Corp
1.738%, 04/02/2018 ■ 	10,000	9,985

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Gotham Funding Corp
1.705%, 03/02/2018 ■ 	$7,750	$7,750
1.736%, 03/13/2018 ■ 	5,000	4,997
1.808%, 03/28/2018 ■ 	10,000	9,986
Kells Funding LLC
1.608%, 03/26/2018 	25,000	24,972
1.717%, 04/10/2018 ■ 	17,000	16,968
1.747%, 04/18/2018 	19,000	18,956
Liberty Street Funding LLC
1.606%, 03/09/2018 ■ 	2,000	1,999
1.497%, 03/13/2018 ■ 	16,000	15,992
1.507%, 03/14/2018 ■ 	20,000	19,989
1.707%, 03/15/2018 ■ 	5,000	4,997
2.014%, 06/18/2018 ■ 	10,000	9,940
Manhattan Asset Funding Co
1.652%, 03/09/2018 ■ 	16,000	15,994
Nieuw Amsterdam
Receivables Corp
2.033%, 06/12/2018 ■ 	10,000	9,942
Old Line Funding LLC
1.710% (1 Month
LIBOR USD + 0.130%),
05/07/2018 Δ ■	25,000	25,000
1.791%, 05/10/2018 ■ 	20,000	19,931
1.910% (1 Month
LIBOR USD + 0.250%),
09/04/2018 Δ n«	10,000	10,000
Starbird Funding Corp
1.420%, 03/01/2018 	25,000	25,000
1.602%, 05/01/2018 ■ 	10,000	9,973
Thunder Bay Funding LLC
1.738%, 04/02/2018 ■ 	20,000	19,969
1.725% (1 Month
LIBOR USD + 0.150%),
06/01/2018 Δ ■	26,000	26,000
Total Asset Backed
Commercial Paper
(Cost $351,312)		351,312

Non-Negotiable
Time Deposits – 8.9%
Credit Agricole, Cayman
Islands Branch
1.320%, 03/01/2018	115,517	115,517
Skandinaviska Enskilda
Banken, Cayman
Islands Branch
1.340%, 03/01/2018	135,000	135,000
Total Non-Negotiable
Time Deposits
(Cost $250,517)		250,517

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Non-Financial Company
Commercial Paper – 2.5%
Total Capital Canada Ltd
1.450%, 03/06/2018 ■ 	$44,500	$44,491
Toyota Motor Finance
Netherlands BV
1.858% (1 Month
LIBOR USD + 0.210%),
03/27/2018 Δ	12,000	12,000
1.800% (1 Month
LIBOR USD + 0.210%),
06/15/2018 Δ	13,000	13,000
Total Non-Financial Company
Commercial Paper
(Cost $69,491)		69,491

Other Instruments – 2.1%
Bank of America NA
1.726% (1 Month LIBOR
USD + 0.130%),
05/21/2018 Δ	10,000	10,000
Statoil ASA
1.150%, 05/15/2018	2,925	2,920
Swedbank AB
1.750%, 03/12/2018 ■	10,000	10,001
Toyota Motor Credit Corp
1.200%, 04/06/2018	11,657	11,652
1.965% (3 Month
LIBOR USD + 0.080%),
05/17/2018 Δ	13,000	13,000
UBS AG of Stamford CT
1.800%, 03/26/2018	12,011	12,012
Total Other Instruments
(Cost $59,585)		59,585

Variable Rate
Demand Note # – 0.5%
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities, Series
2008 (LOC: Bank of America)
1.470%, 07/01/2032
(Cost $14,700)	14,700	14,700

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Other Repurchase
Agreements – 15.1%
BNP Paribas SA
1.650% (Overnight Bank
Funding Rate + 0.230%),
dated 02/28/2018, matures
03/01/2018, repurchase
price $46,002
(collateralized by
various securities:
Total market
value $48,300) Δ	$46,000	$46,000
1.720% (Overnight Bank
Funding Rate + 0.300%),
dated 02/28/2018, matures
04/04/2018, repurchase
price $15,025
(collateralized by
various securities:
Total market
value $15,750) Δ ∞	15,000	15,000
Credit Suisse Securities
(USA) LLC
1.570% (Overnight Bank
Funding Rate + 0.150%),
dated 02/28/2018, matures
03/07/2018, repurchase
price $64,020
(collateralized by
various securities:
Total market
value $67,202) Δ	64,000	64,000
2.071% (1 Month
LIBOR USD + 0.400%),
dated 02/28/2018, matures
04/04/2018, repurchase
price $20,040
(collateralized by
various securities:
Total market
value $21,001) Δ ∞	20,000	20,000
HSBC Securities (USA) Inc.
1.620% (Overnight Bank
Funding Rate + 0.200%),
dated 02/28/2018, matures
03/01/2018, repurchase
price $55,002
(collateralized by
various securities:
Total market
value $57,753) Δ	55,000	55,000

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	29

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
ING Financial Markets LLC
1.520%, dated
02/28/2018, matures
03/01/2018, repurchase
price $18,001
(collateralized by
various securities:
Total market
value $18,900)	$18,000	$18,000
JP Morgan Securities, LLC
1.930%, dated
02/28/2018, matures
04/04/2018, repurchase
price $30,056
(collateralized by
various securities:
Total market
value $31,500) ∞	30,000	30,000
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
1.740% (Overnight Bank
Funding Rate + 0.320%),
dated 02/28/2018, matures
06/03/2018, repurchase
price $25,115
(collateralized by
various securities:
Total market
value $26,250) Δ ∞	25,000	25,000
MUFG Securities
Americas, Inc.
1.580%, dated
02/22/2018, matures
03/01/2018, repurchase
price $19,006
(collateralized by
various securities:
Total market
value $19,950)	19,000	19,000

Retail Prime Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE >
Societe Generale SA
1.680% (Overnight Bank
Funding Rate + 0.260%),
dated 02/28/2018, matures
03/01/2018, repurchase
price $135,006
(collateralized by
various securities:
Total market
value $141,750) Δ	$135,000	$135,000
Total Other Repurchase
Agreements
(Cost $427,000)		427,000
Total Investments – 100.4%
(Cost $2,832,421)		2,832,421
Other Assets and
Liabilities, Net – (0.4)%		(11,976)
Total Net Assets – 100.0%		$2,820,445

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2018.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2018, the value of these investments was $973,718 or 34.5% of total net assets.
¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
«	Security purchased on a when-issued basis. On February 28, 2018, the total cost of investments purchased on a when-issued basis was $10,000 or 0.4% of total net assets.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.
¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2018, the value of these investments was $90,000 or 3.2% of total net assets. See note 2 in Notes to Financial Statements.

30	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Variable Rate
Demand Notes # – 77.1%
Alaska – 1.3%
City of Valdez, Alaska,
Exxon Pipeline
Company Project,
1993 Series C
1.120%, 12/01/2033	$5,820	$5,820
California – 1.5%
California Health Facilities
Authority, Catholic
Healthcare, Series C
(LOC: JPMorgan
Chase Bank)
1.000%, 07/01/2020	5,400	5,400
California Housing Finance
Agency, Montecito
Village Apartments
Project, 2009 Issue B
(GTD: FHLMC)
1.100%, 04/01/2043	950	950
County of San Bernardino,
California Multifamily
Housing, Green Valley
Apartments, Series 1999A
(GTD: FNMA)
1.010%, 05/15/2029	375	375
		6,725
Colorado – 2.3%
Colorado Educational &
Cultural Facilities Authority,
National Jewish Federation
Bond Program, Series A-12
(LOC: Bank of America)
1.080%, 02/01/2038	3,960	3,960
Colorado Educational &
Cultural Facilities Authority,
The Nature Conservancy,
Series 2002A
1.090%, 07/01/2027	6,500	6,500
		10,460
Connecticut – 1.9%
State of Connecticut Health
and Educational Facilities
Authority, Greenwich
Hospital Issue, Series C
(LOC: Bank of America)
1.150%, 07/01/2026	5,735	5,735

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
State of Connecticut Health
and Educational Facilities
Authority, Yale New Haven
Health Issue, Series C
(LOC: JP Morgan Chase)
1.020%, 07/01/2025	$3,110	$3,110
		8,845
District of Columbia – 1.5%
District of Columbia,
Medlantic/Helix Issue,
Series 1998A
(LOC: PNC Bank)
1.110%, 08/15/2038	3,355	3,355
District of Columbia,
Progressive Life Center,
Series 2008A (LOC:
Branch Banking & Trust)
1.100%, 01/01/2033	1,985	1,985
District of Columbia, The
Pew Charitable Trusts
Issue, Series 2008A
(LOC: PNC Bank)
1.090%, 04/01/2038	1,545	1,545
		6,885
Florida – 0.9%
Orange County Health
Facilities Authority,
Orlando Regional Healthcare,
Series 2008E (LOC:
Branch Banking & Trust)
1.120%, 10/01/2026	4,000	4,000
Illinois – 14.3%
Illinois Education Facilities
Authority, Newberry
Library, Series 1988
(LOC: Northern
Trust Company)
1.070%, 03/01/2028	1,200	1,200
Illinois Education Facilities
Authority, The Adler
Planetarium, Series 1997
(LOC: PNC Bank)
1.090%, 04/01/2031	5,000	5,000
Illinois Finance Authority,
Chicago Historical Society,
Series 2006 (LOC: Northern
Trust Company)
1.130%, 01/01/2036	480	480

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	31

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC:
Northern Trust Company)
1.150%, 02/01/2035	$12,100	$12,100
Illinois Finance Authority,
The Carle Foundation,
Series 2009C (LOC:
Northern Trust Company)
1.100%, 02/15/2033	4,100	4,100
Illinois Finance Authority,
The Latin School of
Chicago Project,
Series 2005A (LOC:
JP Morgan Chase Bank)
1.120%, 08/01/2028	10,095	10,095
Illinois Finance Authority,
The University of
Chicago Medical
Center, Series 2011B
(LOC: Sumitomo Mitsui
Banking Corp)
1.120%, 08/01/2044	7,370	7,370
Illinois Housing
Development Authority,
Multi-Family Housing
Revenue Bonds, Series
2008 (GTD: FHLMC)
1.250%, 08/01/2038	7,145	7,145
The County of Cook, Illinois,
Bernard Zell Anshe Emet
Day School Project,
Series 2005 (LOC:
JPMorgan Chase Bank)
1.150%, 05/01/2035	7,200	7,200
University of Illinois Health
Services Facilities System
Revenue Bonds,
Series 1997B (LOC:
Wells Fargo Bank)
1.070%, 10/01/2026	4,100	4,100
University of Illinois, UIC
South Campus
Development Project
Revenue Refunding Bonds,
Series 2008 (LOC:
JPMorgan Chase Bank)
1.120%, 01/15/2022	6,085	6,085
		64,875

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Kentucky – 0.9%
Louisville/Jefferson County
Metro Government,
Norton Healthcare Inc,
Series 2011B
(LOC: PNC Bank)
1.090%, 10/01/2039	$4,140	$4,140
Louisiana – 4.1%
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-2 (LOC:
Bank of New York Mellon)
1.120%, 07/01/2047	3,250	3,250
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-3 (LOC:
Bank of New York Mellon)
1.070%, 07/01/2047	3,125	3,125
Parish of St. James,
Louisiana, Nustar Logistics,
L.P. Project, Series 2010B
(LOC: Bank of Tokyo)
1.130%, 12/01/2040	12,070	12,070
		18,445
Maryland – 4.4%
Maryland Health & Higher
Educational Facilities
Authority, Anne Arundel
Health System Issue,
Series 2009B (LOC:
Bank of America)
1.070%, 07/01/2043	7,000	7,000
Maryland Health & Higher
Educational Facilities
Authority, Pooled Loan
Program, Series 1985A
(LOC: TD Bank)
1.120%, 04/01/2035	6,700	6,700
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical System,
Series 2007A (LOC:
Wells Fargo Bank)
1.120%, 07/01/2034	6,050	6,050
		19,750

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Minnesota – 4.7%
City of Minnetonka, The Cliffs
at Ridgedale, Series 1995
(GTD: FNMA)
1.170%, 09/15/2025	$8,150	$8,150
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Five-Q
1.160%, 03/01/2033	5,110	5,110
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
1.160%, 03/01/2024	3,400	3,400
Minnesota Housing Finance
Agency, Residential Housing
Finance Bonds, Series 2015G
(SPA: Royal Bank of Canada)
1.090%, 01/01/2034	4,500	4,500
		21,160
Mississippi – 4.3%
Mississippi Business Finance
Corporation, Chevron USA Inc
Project, Series 2009E
1.110%, 12/01/2030	5,650	5,650
Mississippi Business Finance
Corporation, Chevron USA Inc
Project, Series 2009F
1.110%, 12/01/2030	12,755	12,755
Mississippi Business Finance
Corporation, Chevron USA Inc
Project, Series 2010K
1.110%, 11/01/2035	1,175	1,175
		19,580
Nevada – 4.3%
City of Reno, Nevada,
Re-TRAC-Reno
Transportation Rail
Access Corridor Project,
Series 2008A (LOC:
Bank of New York Mellon)
1.220%, 06/01/2042	5,790	5,790
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-2A
(LOC: Wells Fargo Bank)
1.090%, 07/01/2040	640	640

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-3
(LOC: Bank of America)
1.120%, 07/01/2029	$13,130	$13,130
		19,560
New Jersey – 0.7%
New Jersey Health Care
Facilities Financing Authority,
Hospital Capital Asset
Financing Program, 1985
Series A (LOC: TD Bank)
1.070%, 07/01/2035	3,235	3,235
New York – 6.2%
Dormitory Authority of the
State of New York Mental
Health Services Facilities
Improvement Revenue
Bonds, Series 2003D-2H
(LOC: Royal Bank of Canada)
1.090%, 02/15/2031	8,700	8,700
Metropolitan Transportation
Authority, Series 2015E-2
(LOC: Bank of Tokyo)
1.060%, 11/15/2050	4,255	4,255
The City of New York, General
Obligation Bonds, Fiscal
2012 Series A4
(LOC: Bank of Tokyo)
1.090%, 08/01/2038	15,000	15,000
		27,955
Ohio – 6.4%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008
(LOC: PNC Bank)
1.090%, 06/01/2031	11,115	11,115
City of Middletown, Ohio,
Hospital Facilities, Atrium
Medical Center Obligated
Group, Series 2008A
(LOC: PNC Bank)
1.100%, 11/15/2039	8,540	8,540
County of Hamilton, Ohio,
St. Xavier High School
Project, Series 2003
(LOC: PNC Bank)
1.090%, 04/01/2028	4,800	4,800

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	33

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Ohio Air Quality Development
Authority, Ohio Valley
Electric Corporation Project,
Series 2009D
(LOC: Bank of Tokyo)
1.200%, 02/01/2026	$4,450	$4,450
		28,905
Rhode Island – 2.3%
Narragansett Bay Commission,
Wastewater System Revenue
Refunding Bonds, 2008
Series A (LOC: TD Bank)
1.070%, 09/01/2034	10,300	10,300
Tennessee – 1.1%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B, Series
V-C-1 (GTD: FHLB)
1.130%, 06/01/2025	5,030	5,030
Texas – 3.9%
Lower Neches Valley Authority
Industrial Development
Corporation, ExxonMobil
Project, Series 2010
1.140%, 11/01/2038	1,140	1,140
Lower Neches Valley Authority
Industrial Development
Corporation, ExxonMobil
Project, Series 2011
1.140%, 11/01/2051	6,170	6,170
Lower Neches Valley Authority
Industrial Development
Corporation, ExxonMobil
Project, Series 2012
1.140%, 05/01/2046	2,040	2,040
Tarrant County Cultural
Education Facilities Finance
Corporation, Methodist
Hospitals of Dallas Project,
Series 2008A
(LOC: TD Bank)
1.100%, 10/01/2041	8,275	8,275
		17,625

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Virginia – 5.9%
Industrial Development Authority
of Fairfax County, Virginia,
Inova Health System Project,
Series 2005C-1 (LOC:
Northern Trust Company)
1.120%, 05/15/2026	$5,000	$5,000
Industrial Development
Authority of Loudoun
County, Virginia, Howard
Hughes Medical Institute
Issue, Series, 2003B
1.120%, 02/15/2038	4,000	4,000
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003F
1.090%, 02/15/2038	10,480	10,480
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square
Apartments, Series 2008
(GTD: FHLMC)
1.170%, 04/01/2048	7,200	7,200
		26,680
Washington – 0.3%
Washington State Housing
Finance Commission,
Panorama City Project,
Series 1997 (LOC:
Wells Fargo Bank)
1.220%, 01/01/2027	1,300	1,300
West Virginia – 3.7%
West Virginia Hospital
Finance Authority, Cabell
Huntington Hospital, Inc,
Series 2008B (LOC:
Branch Banking & Trust)
1.120%, 01/01/2034	17,000	17,000
Wisconsin – 0.2%
Wisconsin Health and
Educational Facilities
Authority, Goodwill
Industries of North Central
Wisconsin, Inc, Series 2005)
(LOC: Wells Fargo Bank)
1.120%, 11/01/2025	705	705
Total Variable Rate Demand
Notes (Cost $348,980)		348,980

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Other Municipal
Securities – 18.9%
Fairfax County, Virginia,
Series 2012A
5.000%, 04/01/2018	$5,885	$5,903
State of Colorado,
Series 2017A
5.000%, 06/27/2018	7,100	7,183
State of Maryland,
Second Series B
5.000%, 08/01/2018	15,000	15,229
State of Ohio, Ohio
Common Schools,
Series 2015B
5.000%, 06/15/2018	9,435	9,535
State of Oregon,
Series 2017A
5.000%, 09/28/2018	15,000	15,318
State of Tennessee,
Refunding Series 2012A
5.000%, 08/01/2018	11,850	12,028
State of Texas, Tax and
Revenue Anticipation
Notes, Series 2017
4.000%, 08/30/2018	15,000	15,200
State of Utah, Series 2010C
5.000%, 07/01/2018	5,175	5,238
Total Other Municipal Securities
(Cost $85,634)		85,634
Non-Financial Company
Commercial Paper – 3.7%
University of Michigan
1.180%, 04/04/2018
(Cost $17,000)	17,000	17,000
Total Investments – 99.7%
(Cost $451,614)		451,614
Other Assets and
Liabilities, Net – 0.3%		1,159
Total Net Assets – 100.0%		$452,773

Retail Tax Free Obligations Fund (cont.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent.

FHLB –	Federal Home Loan Bank

FHLMC –	Federal Home Loan Mortgage Corporation
FNMA –	Federal National Mortgage Association
GTD –	Guaranteed
LOC –	Letter of Credit
SPA –	Standby Purchase Agreement

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	35

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 43.9%
U.S. Treasury Bills U
0.000%, 03/01/2018	$175,000	$175,000
1.292%, 03/22/2018	150,000	149,882
1.355%, 05/17/2018	25,000	24,927
1.524%, 05/24/2018	395,000	393,578
1.593%, 05/31/2018	470,000	468,086
1.452%, 06/14/2018	50,000	49,786
1.820%, 08/30/2018 «	50,000	49,537
U.S. Treasury Notes
1.000%, 03/15/2018	75,000	74,992
0.625%, 04/30/2018	50,000	49,954
0.750%, 04/30/2018	50,000	49,962
1.842% (3 Month U.S.
Treasury Money
Market Yield +
0.190%),
04/30/2018 Δ	305,000	305,009
1.000%, 05/15/2018	225,000	224,892
1.000%, 05/31/2018	50,000	49,956
2.375%, 05/31/2018	73,000	73,186
1.125%, 06/15/2018	75,000	74,964
0.750%, 07/31/2018	75,000	74,811
1.375%, 07/31/2018	410,000	409,634
1.826% (3 Month U.S.
Treasury Money
Market Yield +
0.174%),
07/31/2018 Δ	230,000	230,007
2.250%, 07/31/2018	50,000	50,196
1.000%, 08/15/2018	75,000	74,826
0.750%, 08/31/2018	125,000	124,493
1.500%, 08/31/2018	100,000	99,903
0.875%, 10/15/2018	250,000	248,711
1.822% (3 Month U.S.
Treasury Money
Market Yield +
0.170%),
10/31/2018 Δ	125,000	125,035
1.375%, 11/30/2018	50,000	49,783
1.125%, 01/31/2019	150,000	148,910
1.250%, 01/31/2019	26,000	25,827
1.792% (3 Month U.S.
Treasury Money
Market Yield +
0.140%),
01/31/2019 Δ	220,000	220,072
1.722% (3 Month U.S.
Treasury Money
Market Yield +
0.070%),
04/30/2019 Δ	1,650	1,650

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.712% (3 Month U.S.
Treasury Money
Market Yield +
0.060%),
07/31/2019 Δ	$400,000	$400,018
1.700% (3 Month U.S.
Treasury Money
Market Yield +
0.048%),
10/31/2019 Δ	335,000	335,034
1.652% (3 Month U.S.
Treasury Money
Market Yield +
0.000%),
01/31/2020 Δ	170,000	169,964
Total U.S. Treasury Debt
(Cost $5,002,585)		5,002,585

U.S. Treasury Repurchase
Agreements – 58.3%
Bank of Nova Scotia
1.360%, dated
02/28/2018, matures
03/01/2018, repurchase
price $762,378
(collateralized by U.S.
Treasury obligations:
Total market
value $777,546)	762,349	762,349
BNP Paribas SA
1.350%, dated
02/28/2018, matures
03/01/2018, repurchase
price $400,015
(collateralized by U.S.
Treasury obligations:
Total market
value $408,000)	400,000	400,000
1.350%, dated
01/03/2018, matures
03/22/2018, repurchase
price $150,439
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.380% (Overnight Bank
Funding Rate – 0.040%),
dated 02/09/2018, matures
06/11/2018, repurchase
price $100,468
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000) Δ	$100,000	$100,000
1.380% (Overnight Bank
Funding Rate – 0.040%),
dated 01/24/2018, matures
06/26/2018, repurchase
price $502,933
(collateralized by U.S.
Treasury obligations:
Total market
value $510,000) Δ	500,000	500,000
1.400%, dated
01/10/2018, matures
04/10/2018, repurchase
price $150,525
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
Credit Agricole Corporate &
Investment Bank
1.340%, dated
02/22/2018, matures
03/01/2018, repurchase
price $150,039
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
1.360%, dated
02/28/2018, matures
03/01/2018, repurchase
price $1,168,979
(collateralized by U.S.
Treasury obligations:
Total market
value $1,192,237)	1,168,935	1,168,935
1.350%, dated
02/27/2018, matures
03/06/2018, repurchase
price $300,079
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.500%, dated
01/31/2018, matures
04/30/2018, repurchase
price $150,556
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	$150,000	$150,000
Federal Reserve Bank
of New York
1.250%, dated
02/28/2018, matures
03/01/2018, repurchase
price $100,003
(collateralized by U.S.
Treasury obligations:
Total market
value $100,004)	100,000	100,000
HSBC Securities (USA) Inc.
1.360%, dated
02/28/2018, matures
03/01/2018, repurchase
price $250,009
(collateralized by U.S.
Treasury obligations:
Total market
value $255,001)	250,000	250,000
1.340%, dated
02/27/2018, matures
03/06/2018, repurchase
price $200,052
(collateralized by U.S.
Treasury obligations:
Total market
value $204,004)	200,000	200,000
1.360%, dated
02/28/2018, matures
03/07/2018, repurchase
price $225,060
(collateralized by U.S.
Treasury obligations:
Total market
value $229,501)	225,000	225,000
ING Financial Markets LLC
1.340%, dated
02/16/2018, matures
03/02/2018, repurchase
price $100,052
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	37

Schedule of Investments	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
1.360%, dated
02/28/2018, matures
03/07/2018, repurchase
price $200,053
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	$200,000	$200,000
Merrill Lynch, Pierce, Fenner
& Smith Incorporated
1.370%, dated
02/28/2018, matures
03/01/2018, repurchase
price $150,006
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
Societe Generale SA
1.350% (Overnight Bank
Funding Rate – 0.070%),
dated 02/28/2018, matures
03/07/2018, repurchase
price $800,210
(collateralized by U.S.
Treasury obligations:
Total market
value $816,000) Δ	800,000	800,000
TD Securities (USA) LLC
1.370%, dated
02/28/2018, matures
03/01/2018, repurchase
price $800,030
(collateralized by U.S.
Treasury obligations:
Total market
value $816,000)	800,000	800,000
Total U.S. Treasury
Repurchase Agreements
(Cost $6,656,284)		6,656,284
Total Investments – 102.2%
(Cost $11,658,869)		11,658,869
Other Assets and
Liabilities, Net – (2.2)%		(252,435)
Total Net Assets – 100.0%		$11,406,434
Treasury Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
U	Rate shown is effective yield as of February 28, 2018.
«	Security purchased on a when-issued basis. On February 28, 2018, the total cost of investments purchased on a when-issued basis was $49,537 or 0.4% of total net assets.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2018.

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 100.1%
U.S. Treasury Bills U
0.000%, 03/01/2018	$476	$476
1.142%, 03/08/2018	79,842	79,822
1.246%, 03/15/2018	84,802	84,758
1.296%, 03/22/2018	100,000	99,921
1.381%, 03/29/2018	50,000	49,944
1.399%, 04/05/2018	35,000	34,951
1.418%, 04/12/2018	130,798	130,576
1.384%, 04/19/2018	102,889	102,691
1.436%, 04/26/2018	96,852	96,632
1.484%, 05/03/2018	123,186	122,861
1.489%, 05/10/2018	91,236	90,968
1.500%, 05/17/2018	50,000	49,838
1.519%, 05/24/2018	45,000	44,839
1.530%, 05/31/2018	27,857	27,748
1.474%, 06/21/2018	25,000	24,884
1.507%, 06/28/2018	10,000	9,950
1.548%, 07/05/2018	10,000	9,945
1.644%, 08/02/2018	3,437	3,413
1.691%, 08/09/2018	16,784	16,656
1.210%, 08/16/2018	1,535	1,526
U.S. Treasury Notes
1.842% (3 Month U.S.
Treasury Money Market
Yield + 0.190%),
04 /30/2018 Δ	22,323	22,327
1.125%, 06/15/2018	20,000	19,991
0.750%, 07/31/2018	6,704	6,687
1.375%, 07/31/2018	5,000	5,001
1.826% (3 Month U.S.
Treasury Money Market
Yield + 0.170%),
07/31/2018 Δ	43,150	43,169
1.822% (3 Month U.S.
Treasury Money Market
Yield + 0.170%),
10/31/2018 Δ	32,414	32,446

U.S. Treasury Money Market Fund (concl.)

DESCRIPTION	PAR	VALUE >
1.125%, 01/31/2019	$2,894	$2,873
1.250%, 01/31/2019	5,000	4,967
1.792% (3 Month U.S.
Treasury Money Market
Yield + 0.140%),
01/31/2019 Δ	7,163	7,167
1.375%, 02/28/2019	880	875
1.722% (3 Month U.S.
Treasury Money Market
Yield + 0.070%),
04/30/2019 Δ	31,711	31,732
1.712% (3 Month U.S.
Treasury Money Market
Yield + 0.060%),
07/31/2019 Δ	25,000	25,010
1.700% (3 Month U.S.
Treasury Money Market
Yield + 0.050%),
10/31/2019 Δ	11,306	11,308
1.652% (3 Month U.S.
Treasury Money Market
Yield + 0.000%),
01/31/2020 Δ	15,000	14,998
Total U.S. Treasury Debt
(Cost $1,310,950)		1,310,950
Total Investments – 100.1%
(Cost $1,310,950)		1,310,950
Other Assets and
Liabilities, Net – (0.1)%		(1,049)
Total Net Assets – 100.0%		$1,309,901

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
U	Rate shown is effective yield as of February 28, 2018.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2018.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	39

Statements of Assets and Liabilities	February 28, 2018 (unaudited), all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$16,174,957	$694,709	$2,405,421	$451,614	$5,002,585	$1,310,950
Repurchase agreements, at cost	16,793,716	146,000	427,000	—	6,656,284	—
ASSETS:
Investments in securities, at value (note 2)	$16,174,957	$694,692	$2,405,421	$451,614	$5,002,585	$1,310,950
Repurchase agreements, at value (note 2)	16,793,716	146,000	427,000	—	6,656,284	—
Cash	1	5	1	6	1	—
Receivable for investments sold	—	—	—	—	199,899	—
Receivable for interest	17,987	561	1,654	1,493	7,994	317
Receivable for capital shares sold	1	1	—	—	—	—
Prepaid directors retainer	28	13	15	13	19	13
Prepaid expenses and other assets	133	80	112	37	88	25
Total assets	32,986,823	841,352	2,834,203	453,163	11,866,870	1,311,305
LIABILITIES:
Dividends payable	28,103	882	2,464	226	9,745	1,028
Payable for investments purchased	75,000	3,000	10,000	—	447,875	—
Payable for capital shares redeemed	—	—	1	—	—	—
Payable to affiliates (note 3)	4,709	104	469	61	1,632	183
Payable for distribution and shareholder servicing fees	3,135	88	807	90	1,169	193
Accrued expenses and other liabilities	91	5	17	13	15	—
Total liabilities	111,038	4,079	13,758	390	460,436	1,404
Net assets	$32,875,785	$837,273	$2,820,445	$452,773	$11,406,434	$1,309,901
COMPOSITION OF NET ASSETS:
Portfolio capital	$32,875,819	$837,293	$2,820,444	$452,769	$11,406,425	$1,309,898
Undistributed (distributions in excess of) net investment income	(22)	(4)	—	—	—	(2)
Accumulated net realized gain (loss) on investments (note 2)	(12)	1	1	4	9	5
Net unrealized depreciation of investments	—	(17)	—	—	—	—
Net assets	$32,875,785	$837,273	$2,820,445	$452,773	$11,406,434	$1,309,901
Class A (note 1):
Net assets	$303,875	$—	$1,151,583	$37,787	$174,431	$41,490
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	303,873	—	1,151,582	37,784	174,434	41,483
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D (note 1):
Net assets	$3,726,099	$—	$—	$—	$1,449,748	$89,373
Shares issued and outstanding ($0.01 par value – 20 billion authorized per fund)	3,726,067	—	—	—	1,449,761	89,366
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

40	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class G:
Net assets	$—	$—	$—	$—	$93,799	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	—	—	93,800	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$1.00	$—
Class P:
Net assets	$20	$—	$—	$—	$20	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	20	—	—	—	20	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$—	$73,578	$129	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	—	73,580	129	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0000	$1.00	$—	$—	$—
Class U:
Net assets	$20	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	20	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—
Class V:
Net assets	$2,021,875	$83,163	$54,458	$653	$858,057	$73,589
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,021,864	83,169	54,458	653	858,061	73,586
Net asset value, offering price and redemption price per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$3,470,326	$27	$39,265	$—	$603,788	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	3,470,315	27	39,265	—	603,789	—
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$—	$1.00	$—
Class Y:
Net assets	$9,181,939	$360,181	$1,315,693	$386,242	$2,909,118	$761,329
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	9,181,882	360,193	1,315,693	386,223	2,909,138	761,288
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$14,171,631	$320,324	$259,317	$28,091	$5,317,473	$344,120
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	14,171,533	320,336	259,317	28,088	5,317,512	344,089
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

* 20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

** 20 billion shares were authorized for Retail Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	41

Statements of Operations	For the six-month period ended February 28, 2018 (unaudited), all dollars and shares are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund
INVESTMENT INCOME:
Interest income	$ 204,120	$ 5,626	$ 20,284
Total investment income	204,120	5,626	20,284
EXPENSES (note 1 and note 3):
Investment advisory fees	16,913	387	1,372
Administration fees and expenses	22,068	534	2,091
Transfer agent fees and expenses	75	101	57
Custodian fees	846	19	69
Legal fees	66	19	18
Audit fees	64	14	16
Registration fees	14	26	18
Postage and printing fees	207	5	16
Directors’ fees	202	46	55
Other expenses	196	53	36
Distribution and shareholder servicing (12b-1) fees:
Class A	391	—	1,426
Class D	2,395	—	—
Shareholder servicing (non 12b-1) fees:
Class A	393	—	1,433
Class D	3,992	—	—
Class T	—	71	—
Class V	1,041	35	22
Class Y	10,969	427	1,573
Total expenses	59,832	1,737	8,202
Less: Fee waivers (note 3)	(9,441)	(488)	(720)
Total net expenses	50,391	1,249	7,482
Investment income – net	153,729	4,377	12,802
Net gain (loss) on investments	(12)	1	1
Net change in unrealized appreciation (depreciation) on investments	—	(59)	—
Net increase in net assets resulting from operations	$ 153,717	$ 4,319	$ 12,803

42	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$ 2,136	$ 63,652	$ 7,924
Total investment income	2,136	63,652	7,924
EXPENSES (note 1 and note 3):
Investment advisory fees	197	5,180	667
Administration fees and expenses	275	6,785	884
Transfer agent fees and expenses	53	83	62
Custodian fees	10	259	33
Legal fees	14	28	17
Audit fees	13	27	14
Registration fees	19	13	6
Postage and printing fees	2	59	8
Directors’ fees	44	88	49
Other expenses	26	86	47
Distribution and shareholder servicing (12b-1) fees:
Class A	45	234	50
Class D	—	1,056	66
Class G	—	321	—
Shareholder servicing (non 12b-1) fees:
Class A	45	234	50
Class D	—	1,760	109
Class G	—	161	—
Class V	1	276	31
Class Y	402	3,171	919
Total expenses	1,146	19,821	3,012
Less: Fee waivers (note 3)	(250)	(2,832)	(444)
Total net expenses	896	16,989	2,568
Investment income – net	1,240	46,663	5,356
Net gain (loss) on investments	(1)	9	6
Net increase in net assets resulting from operations	$ 1,239	$ 46,672	$ 5,362

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	43

Statements of Changes in Net Assets	all dollars are rounded to thousands (000 omitted)

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017
OPERATIONS:
Investment income – net	$153,729	$131,264	$4,377	$4,888	$12,802	$11,701
Net realized gain (loss) on investments	(12)	181	1	17	1	—
Net change in unrealized appreciation (depreciation) on investments	—	—	(59)	42	—	—
Net increase in net assets resulting from operations	153,717	131,445	4,319	4,947	12,803	11,701
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(712)	(244)	—	(10)	(4,149)	(2,999)
Class D	(9,764)	(5,057)	—	(7)	—	—
Class P	—	—	—	—	—	—
Class T	—	—	(375)	(472)	(1)	—
Class U	—	—	—	—	—	—
Class V	(9,411)	(6,862)	(411)	(423)	(260)	(112)
Class X	(20,044)	(14,788)	—	—	(203)	(353)
Class Y	(33,547)	(21,690)	(1,707)	(1,483)	(6,501)	(6,060)
Class Z	(80,251)	(82,622)	(1,884)	(2,493)	(1,688)	(2,177)
From net realized gains:
Class T	—	—	—	(1)	—	—
Class V	—	—	—	(1)	—	—
Class X	—	—	—	—	—	—
Class Y	—	(1)	—	(5)	—	—
Class Z	—	(1)	—	(4)	—	—
Total distributions	(153,729)	(131,265)	(4,377)	(4,899)	(12,802)	(11,701)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	870,568	1,353,588	—	100,676	588,544	1,446,330
Reinvestment of distributions	224	64	—	13	3,730	2,342
Payments for redemptions	(880,023)	(1,240,020)	—	(736,379)	(582,781)	(1,137,602)
Increase (decrease) in net assets from Class A transactions	(9,231)	113,632	—	(635,690)	9,493	311,070
Class D:
Proceeds from sales	4,324,846	7,301,049	—	102,056	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(3,794,187)	(8,126,530)	—	(412,880)	—	—
Increase (decrease) in net assets from Class D transactions	530,659	(825,481)	—	(310,824)	—	—
Class P:
Proceeds from sales	20	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—
Increase in net assets from Class P transactions	20	—	—	—	—	—

44	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

		Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017
Class T:
Proceeds from sales	$—	$—	$133,930	$409,108	$112	$912
Reinvestment of distributions	—	—	3	4	1	—
Payments for redemptions	—	—	(132,993)	(768,107)	(146)	(757)
Increase (decrease) in net assets from Class T transactions	—	—	940	(358,995)	(33)	155
Class U:
Proceeds from sales	20	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—
Increase in net assets from Class U transactions	20	—	—	—	—	—
Class V:
Proceeds from sales	5,103,806	15,196,733	132,993	547,073	69,089	102,806
Reinvestment of distributions	10	7	—	—	—	—
Payments for redemptions	(5,077,385)	(14,403,331)	(108,400)	(673,179)	(42,570)	(74,877)
Increase (decrease) in net assets from Class V transactions	26,431	793,409	24,593	(126,106)	26,519	27,929
Class X:
Proceeds from sales	9,163,702	14,450,487	—	37	36,062	308,731
Reinvestment of distributions	1,317	632	—	—	—	—
Payments for redemptions	(9,248,209)	(11,575,837)	(20)	—	(26,528)	(279,000)
Increase (decrease) in net assets from Class X transactions	(83,190)	2,875,282	(20)	37	9,534	29,731
Class Y:
Proceeds from sales	22,577,781	42,808,594	482,125	1,547,905	800,251	2,311,104
Reinvestment of distributions	4,481	3,334	13	14	64	69
Payments for redemptions	(22,094,880)	(41,511,182)	(455,548)	(2,334,863)	(627,522)	(2,093,840)
Increase (decrease) in net assets from Class Y transactions	487,382	1,300,746	26,590	(786,944)	172,793	217,333
Class Z:
Proceeds from sales	97,020,343	151,886,631	828,693	2,289,818	184,102	788,364
Reinvestment of distributions	4,895	4,412	65	123	12	4
Payments for redemptions	(99,295,792)	(146,546,200)	(817,957)	(4,992,437)	(203,257)	(558,243)
Increase (decrease) in net assets from Class Z transactions	(2,270,554)	5,344,843	10,801	(2,702,496)	(19,143)	230,125
Increase (decrease) in net assets from capital share transactions	(1,318,463)	9,602,431	62,904	(4,921,018)	199,163	816,343
Total increase (decrease) in net assets	(1,318,475)	9,602,611	62,846	(4,920,970)	199,164	816,343
Net assets at beginning of the period	34,194,260	24,591,649	774,427	5,695,397	2,621,281	1,804,938
Net assets at end of the period	$32,875,785	$34,194,260	$837,273	$774,427	$2,820,445	$2,621,281
Undistributed (distributions in excess of) net investment income	$(22)	$(22)	$(4)	$(4)	$—	$—

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	45

Statements of Changes in Net Assets	all dollars are rounded to thousands (000 omitted)

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017
OPERATIONS:
Investment income – net	$1,240	$1,177	$46,663	$35,238	$5,356	$3,027
Net realized gain (loss) on investments	(1)	5	9	—	6	(1)
Net increase in net assets resulting from operations	1,239	1,182	46,672	35,238	5,362	3,026
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(57)	(16)	(436)	(180)	(89)	(21)
Class D	—	—	(4,399)	(2,202)	(261)	(93)
Class G	—	—	(199)	(22)	—	—
Class P	—	—	—	—	—	—
Class V	(3)	(7)	(2,548)	(2,027)	(281)	(121)
Class X	—	—	(2,057)	(654)	—	—
Class Y	(1,028)	(891)	(9,897)	(6,178)	(2,721)	(1,349)
Class Z	(152)	(263)	(27,127)	(23,975)	(2,004)	(1,443)
From net realized gains:
Class A	—	—	—	(2)	—	(2)
Class D	—	—	—	(9)	—	(3)
Class G	—	—	—	(1)	—	—
Class V	—	—	—	(3)	—	(1)
Class X	—	—	—	(1)	—	—
Class Y	—	—	—	(15)	—	(20)
Class Z	—	—	—	(32)	—	(11)
Total distributions	(1,240)	(1,177)	(46,663)	(35,301)	(5,356)	(3,064)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	39,718	50,305	246,207	497,216	559,195	2,070,134
Reinvestment of distributions	21	6	13	4	7	1
Payments for redemptions	(34,124)	(61,114)	(311,561)	(531,683)	(551,021)	(2,127,603)
Increase (decrease) in net assets from Class A transactions	5,615	(10,803)	(65,341)	(34,463)	8,181	(57,468)
Class D:
Proceeds from sales	—	—	1,439,287	3,943,064	353,349	429,862
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(1,511,213)	(4,392,337)	(337,946)	(450,165)
Increase (decrease) in net assets from Class D transactions	—	—	(71,926)	(449,273)	15,403	(20,303)

46	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

		Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017	Six-Month Period Ended 2/28/2018 (unaudited)	Year Ended 8/31/2017
Class G:
Proceeds from sales	—	—	618,884	192,778	—	—
Reinvestment of distributions	—	—	78	8	—	—
Payments for redemptions	—	—	(630,379)	(196,898)	—	—
Decrease in net assets from Class G transactions	—	—	(11,417)	(4,112)	—	—
Class P:
Proceeds from sales	—	—	20	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—
Increase in net assets from Class P transactions	—	—	20	—	—	—
Class V:
Proceeds from sales	3,768	13,039	2,979,581	4,281,862	508,386	75,342
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(4,987)	(12,869)	(2,612,744)	(4,347,457)	(478,608)	(63,966)
Increase (decrease) in net assets from Class V transactions	(1,219)	170	366,837	(65,595)	29,778	11,376
Class X:
Proceeds from sales	—	—	1,377,835	323,441	—	—
Reinvestment of distributions	—	—	142	—	—	—
Payments for redemptions	—	—	(881,354)	(283,533)	—	—
Increase in net assets from Class X transactions	—	—	496,623	39,908	—	—
Class Y:
Proceeds from sales	521,182	433,382	7,772,757	14,114,018	751,178	1,207,701
Reinvestment of distributions	—	—	1,328	528	12	5
Payments for redemptions	(394,983)	(462,617)	(7,442,021)	(14,097,328)	(686,330)	(1,124,203)
Increase (decrease) in net assets from Class Y transactions	126,199	(29,235)	332,064	17,218	64,860	83,503
Class Z:
Proceeds from sales	80,951	312,382	16,461,391	28,050,072	1,327,355	1,743,491
Reinvestment of distributions	—	—	6,087	4,889	2	—
Payments for redemptions	(85,260)	(342,744)	(15,805,070)	(27,525,121)	(1,375,900)	(1,760,624)
Increase (decrease) in net assets from Class Z transactions	(4,309)	(30,362)	662,408	529,840	(48,543)	(17,133)
Increase (decrease) in net assets from capital share transactions	126,286	(70,230)	1,709,268	33,523	69,679	(25)
Total increase (decrease) in net assets	126,285	(70,225)	1,709,277	33,460	69,685	(63)
Net assets at beginning of the period	326,488	396,713	9,697,157	9,663,697	1,240,216	1,240,279
Net assets at end of the period	$452,773	$326,488	$11,406,434	$9,697,157	$1,309,901	$1,240,216
Undistributed (distributions in excess of) net investment income	$—	$—	$—	$—	$(2)	$(2)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[6]
Government Obligations Fund
Class A
2018[1]	$1.00	$0.002		$(0.002)	$ —	$1.00	0.23%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
Class D
2018[1]	$1.00	$0.003		$(0.003)	$ —	$1.00	0.30%
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
Class P
2018[3]	$1.00	$0.002		$(0.002)	$ —	$1.00	0.24%
Class U
2018[4]	$1.00	$0.0002		$(0.000)[2]	$ —	$1.00	0.01%
Class V
2018[1]	$1.00	$0.004		$(0.004)	$ —	$1.00	0.45%
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2016	1.00	0.001		(0.001)	—	1.00	0.06
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02

48	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[6]
Government Obligations Fund
Class X
2018[1]	$1.00	$0.005		$(0.005)	$ —	$1.00	0.53%
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
2016[5]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2018[1]	$1.00	$0.004		$(0.004)	$ —	$1.00	0.38%
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
Class Z
2018[1]	$1.00	$0.005		$(0.005)	$ —	$1.00	0.51%
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2016	1.00	0.001		(0.001)	—	1.00	0.14
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02

[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.
[6]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2018[1]	$ 303,875	0.75%	0.45%	0.79%	0.41%
2017	313,106	0.62	0.07	0.79	(0.10)
2016	199,472	0.29	0.01	0.80	(0.50)
2015	315,649	0.11	0.01	0.80	(0.68)
2014	258,329	0.09	0.01	0.80	(0.70)
2013	245,783	0.14	0.02	0.80	(0.64)
Class D
2018[1]	$3,726,099	0.60%	0.61%	0.64%	0.57%
2017	3,195,441	0.54	0.15	0.64	0.05
2016	4,020,897	0.31	0.01	0.65	(0.33)
2015	4,185,832	0.11	0.01	0.66	(0.54)
2014	2,673,198	0.09	0.01	0.65	(0.55)
2013	2,821,593	0.14	0.02	0.65	(0.49)
Class P
2018[3]	$ 20	0.18%	1.19%	0.22%	1.15%
Class U
2018[4]	$ 20	0.12%	1.31%	0.21%	1.22%
Class V
2018[1]	$2,021,875	0.30%	0.90%	0.34%	0.86%
2017	1,995,445	0.30	0.41	0.34	0.37
2016	1,202,026	0.25	0.05	0.34	(0.04)
2015	1,517,038	0.11	0.01	0.35	(0.23)
2014	1,655,967	0.09	0.01	0.35	(0.25)
2013	1,616,619	0.14	0.02	0.34	(0.18)

50	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class X
2018[1]	$ 3,470,326	0.14%	1.07%	0.24%	0.97%
2017	3,553,517	0.14	0.61	0.24	0.51
2016[5]	678,224	0.14	0.28	0.24	0.18
Class Y
2018[1]	$ 9,181,939	0.45%	0.76%	0.49%	0.72%
2017	8,694,560	0.44	0.28	0.49	0.23
2016	7,393,766	0.31	0.01	0.49	(0.17)
2015	5,935,721	0.11	0.01	0.50	(0.38)
2014	5,573,724	0.09	0.01	0.50	(0.40)
2013	6,421,137	0.14	0.02	0.50	(0.34)
Class Z
2018[1]	$14,171,631	0.18%	1.02%	0.24%	0.96%
2017	16,442,191	0.18	0.54	0.24	0.48
2016	11,097,264	0.17	0.14	0.24	0.07
2015	8,310,936	0.11	0.01	0.25	(0.13)
2014	6,678,107	0.09	0.01	0.25	(0.15)
2013	6,097,966	0.14	0.02	0.24	(0.08)

[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized.
[2]	Rounds to zero.
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized.
[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized.
[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Realized and Unrealized (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period
Institutional Prime Obligations Fund*
Class T
2018[1]	$1.0000	$0.0052		$(0.0052)	$(0.0000)[2]	$ —	$1.0000
2017	1.0000	0.0049		(0.0049)	0.0000 [2]	(0.0000)[2]	1.0000
2016	1.00	0.00	[1]	(0.001)	—	—	1.00
2015	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
Class V
2018[1]	$1.0000	$0.0057		$(0.0057)	$(0.0001)	$ —	$0.9999
2017	1.0000	0.0059		(0.0059)	0.0000 [2]	(0.0000)[2]	1.0000
2016	1.00	0.001		(0.001)	—	—	1.00
2015	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
Class X
2018[1]	$1.0001	$0.0065		$(0.0065)	$(0.0001)	$ —	$1.0000
2017	1.0000	0.0075		(0.0075)	0.0001	(0.0000)[2]	1.0001
2016[3]	1.00	0.001		(0.001)	—	—	1.00
Class Y
2018[1]	$1.0000	$0.0050		$(0.0049)	$(0.0001)	$ —	$1.0000
2017	1.0000	0.0044		(0.0044)	0.0000 [2]	(0.0000)[2]	1.0000
2016	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2015	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
Class Z
2018[1]	$1.0000	$0.0064		$(0.0064)	$(0.0000)[2]	$ —	$1.0000
2017	1.0000	0.0069		(0.0069)	0.0000 [2]	(0.0000)[2]	1.0000
2016	1.00	0.002		(0.002)	—	—	1.00
2015	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2014	1.00	0.000	[2]	(0.000)[2]	—	—	1.00
2013	1.00	0.000	[2]	(0.000)[2]	—	—	1.00

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized.
[2]	Rounds to zero.
[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized.

52	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2018[1]	0.51%	$73,578	0.40%	1.05%	0.51%	0.94%
2017	0.51	72,643	0.40	0.38	0.53	0.25
2016	0.05	431,632	0.35	0.05	0.44	(0.04)
2015	0.02	670,064	0.19	0.02	0.45	(0.24)
2014	0.02	618,017	0.17	0.02	0.45	(0.26)
2013	0.00	583,529	0.23	0.00	0.45	(0.22)
Class V
2018[1]	0.56%	$83,163	0.30%	1.16%	0.41%	1.05%
2017	0.60	58,575	0.30	0.51	0.43	0.38
2016	0.12	184,678	0.28	0.12	0.34	0.06
2015	0.02	251,838	0.19	0.02	0.35	(0.14)
2014	0.02	219,605	0.17	0.02	0.35	(0.16)
2013	0.00	255,762	0.23	0.00	0.35	(0.12)
Class X
2018[1]	0.64%	$27	0.14%	1.31%	0.32%	1.13%
2017	0.76	47	0.14	0.93	0.36	0.71
2016[3]	0.14	10	0.14	0.33	0.25	0.22
Class Y
2018[1]	0.48%	$360,181	0.45%	1.00%	0.56%	0.89%
2017	0.46	333,617	0.45	0.41	0.59	0.27
2016	0.03	1,120,546	0.37	0.03	0.50	(0.10)
2015	0.02	3,711,698	0.19	0.02	0.50	(0.29)
2014	0.02	3,449,035	0.17	0.02	0.50	(0.31)
2013	0.00	3,312,313	0.23	0.00	0.50	(0.27)
Class Z
2018[1]	0.64%	$320,324	0.16%	1.29%	0.31%	1.14%
2017	0.70	309,545	0.20	0.52	0.31	0.41
2016	0.21	3,012,020	0.20	0.21	0.25	0.16
2015	0.02	4,104,706	0.18	0.02	0.24	(0.04)
2014	0.02	3,895,152	0.17	0.02	0.25	(0.06)
2013	0.03	3,951,184	0.20	0.03	0.25	(0.02)

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized, except total return.
[3]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.
[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[5]
Retail Prime Obligations Fund
Class A
2018[1]	$1.00	$0.004		$(0.004)	$1.00	0.36%
2017	1.00	0.003		(0.003)	1.00	0.26
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class T
2018[1]	$1.00	$0.005		$(0.005)	$1.00	0.53%
2017	1.00	0.006		(0.006)	1.00	0.60
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2018[1]	$1.00	$0.006		$(0.006)	$1.00	0.58%
2017	1.00	0.007		(0.007)	1.00	0.70
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2018[1]	$1.00	$0.007		$(0.007)	$1.00	0.66%
2017[4]	1.00	0.008		(0.008)	1.00	0.85
Class Y
2018[1]	$1.00	$0.005		$(0.005)	$1.00	0.51%
2017	1.00	0.006		(0.006)	1.00	0.55
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2018[1]	$1.00	$0.006		$(0.006)	$1.00	0.63%
2017	1.00	0.008		(0.008)	1.00	0.80
2016[3]	1.00	0.001		(0.001)	1.00	0.05
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.
[5]	Total return would have been lower had certain expenses not been waived.

54	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2018[1]	$1,151,583	0.75%	0.72%	0.80%	0.67%
2017	1,142,089	0.74	0.27	0.82	0.19
2016[3]	831,019	0.60	0.02	0.84	(0.22)
Class T
2018[1]	$129	0.40%	1.06%	0.45%	1.01%
2017	162	0.40	0.68	0.46	0.62
2016[3]	7	0.39	0.23	0.45	0.17
Class V
2018[1]	$54,458	0.30%	1.18%	0.35%	1.13%
2017	27,939	0.30	0.75	0.36	0.69
2016[3]	10	0.30	0.33	0.42	0.21
Class X
2018[1]	$39,265	0.14%	1.34%	0.25%	1.23%
2017[4]	29,731	0.14	0.95	0.26	0.83
Class Y
2018[1]	$1,315,693	0.45%	1.03%	0.50%	0.98%
2017	1,142,900	0.45	0.56	0.52	0.49
2016[3]	925,567	0.45	0.17	0.54	0.08
Class Z
2018[1]	$259,317	0.20%	1.28%	0.25%	1.23%
2017	278,460	0.20	0.82	0.26	0.76
2016[3]	48,335	0.20	0.41	0.29	0.32
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized.
[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized.
[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[3]
Retail Tax Free Obligations Fund*
Class A
2018[1]	$1.00	$0.002		$(0.002)	$1.00	0.15%
2017	1.00	0.000	[2]	(0.000)[2]	1.00	0.05
2016	1.00	—		—	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
Class V
2018[1]	$1.00	$0.004		$(0.004)	$1.00	0.38%
2017	1.00	0.005		(0.005)	1.00	0.46
2016	1.00	0.001		(0.001)	1.00	0.05
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
Class Y
2018[1]	$1.00	$0.003		$(0.003)	$1.00	0.30%
2017	1.00	0.003		(0.003)	1.00	0.31
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	—		—	1.00	0.00
Class Z
2018[1]	$1.00	$0.004		$(0.004)	$1.00	0.43%
2017	1.00	0.006		(0.006)	1.00	0.56
2016	1.00	0.001		(0.001)	1.00	0.09
2015	1.00	—		—	1.00	0.00
2014	1.00	—		—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.

56	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2018[1]	$37,787	0.75%	0.32%	0.88%	0.19%
2017	32,171	0.71	0.04	0.92	(0.17)
2016	42,974	0.20	0.00	0.86	(0.66)
2015	49,660	0.06	0.00	0.85	(0.79)
2014	102,926	0.08	0.00	0.84	(0.76)
2013	58,571	0.15	0.00	0.85	(0.70)
Class V
2018[1]	$653	0.30%	0.73%	0.43%	0.60%
2017	1,872	0.30	0.45	0.47	0.28
2016	1,702	0.14	0.03	0.41	(0.24)
2015	9,204	0.06	0.00	0.40	(0.34)
2014	5,590	0.08	0.00	0.39	(0.31)
2013	5,986	0.14	0.00	0.39	(0.25)
Class Y
2018[1]	$386,242	0.45%	0.64%	0.58%	0.51%
2017	260,044	0.45	0.31	0.62	0.14
2016	289,274	0.19	0.00	0.56	(0.37)
2015	460,299	0.06	0.00	0.55	(0.49)
2014	403,760	0.08	0.00	0.54	(0.46)
2013	405,287	0.14	0.00	0.55	(0.41)
Class Z
2018[1]	$28,091	0.20%	0.84%	0.33%	0.71%
2017	32,401	0.20	0.55	0.37	0.38
2016	62,763	0.12	0.09	0.32	(0.11)
2015	148,163	0.06	0.00	0.30	(0.24)
2014	133,374	0.08	0.00	0.29	(0.21)
2013	90,194	0.14	0.00	0.30	(0.16)
*	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[5]
Treasury Obligations Fund
Class A
2018[1]	$1.00	$0.002		$(0.002)	$ —	$1.00	0.23%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class D
2018[1]	$1.00	$0.003		$(0.003)	$ —	$1.00	0.31%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.15
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class G
2018[1]	$1.00	$0.001		$(0.001)	$ —	$1.00	0.14%
2017	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.02
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class P
2018[3]	$1.00	$0.002		$(0.002)	$ —	$1.00	0.24%
Class V
2018[1]	$1.00	$0.005		$(0.005)	$ —	$1.00	0.46%
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00

58	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[5]
Treasury Obligations Fund
Class X
2018[1]	$1.00	$0.005		$(0.005)	$ —	$1.00	0.54%
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
2016[4]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
20181	$1.00	$0.004		$(0.004)	$ —	$1.00	0.38%
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	—		—	—	1.00	0.00
Class Z
2018[1]	$1.00	$0.005		$(0.005)	$ —	$1.00	0.52%
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13
2015	1.00	—		—	—	1.00	0.00
2014	1.00	—		—	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.
[4]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.
[5]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2018[1]	$ 174,431	0.75%	0.47%	0.79%	0.43%
2017	239,773	0.60	0.07	0.80	(0.13)
2016	274,237	0.30	0.00	0.80	(0.50)
2015	315,631	0.09	0.00	0.80	(0.71)
2014	355,633	0.08	0.00	0.80	(0.72)
2013	401,727	0.13	0.00	0.79	(0.66)
Class D
2018[1]	$1,449,748	0.60%	0.62%	0.64%	0.58%
2017	1,521,672	0.53	0.14	0.64	0.03
2016	1,970,955	0.30	0.00	0.64	(0.34)
2015	1,947,705	0.09	0.00	0.65	(0.56)
2014	1,557,573	0.08	0.00	0.65	(0.57)
2013	1,895,037	0.13	0.00	0.64	(0.51)
Class G
2018[1]	$ 93,799	0.94%	0.31%	0.99%	0.26%
2017	105,216	0.66	0.02	0.99	(0.31)
2016	109,329	0.29	0.00	0.99	(0.70)
2015	122,113	0.09	0.00	1.00	(0.91)
2014	130,962	0.08	0.00	1.00	(0.92)
2013	145,412	0.13	0.00	0.99	(0.86)
Class P
2018[3]	$ 20	0.20%	1.18%	0.22%	1.16%
Class V
2018[1]	$ 858,057	0.30%	0.92%	0.34%	0.88%
2017	491,220	0.30	0.38	0.34	0.34
2016	556,817	0.24	0.04	0.35	(0.07)
2015	1,126,241	0.09	0.00	0.35	(0.26)
2014	585,522	0.08	0.00	0.35	(0.27)
2013	610,495	0.13	0.00	0.35	(0.22)

60	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2018[1]	$603,788	0.14%	1.17%	0.24%	1.07%
2017	107,165	0.14	0.55	0.24	0.45
2016[4]	67,258	0.14	0.26	0.25	0.15
Class Y
2018[1]	$2,909,118	0.45%	0.78%	0.49%	0.74%
2017	2,577,051	0.44	0.25	0.50	0.19
2016	2,559,849	0.29	0.00	0.49	(0.20)
2015	2,335,205	0.09	0.00	0.50	(0.41)
2014	2,444,902	0.08	0.00	0.50	(0.42)
2013	2,736,848	0.14	0.00	0.50	(0.36)
Class Z
2018[1]	$5,317,473	0.18%	1.04%	0.24%	0.98%
2017	4,655,060	0.18	0.51	0.24	0.45
2016	4,152,252	0.17	0.14	0.24	0.07
2015	2,655,440	0.09	0.00	0.25	(0.16)
2014	2,339,006	0.08	0.00	0.25	(0.17)
2013	2,586,359	0.14	0.00	0.25	(0.11)

[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized.

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized.

[4]	Commenced operations on April 5, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class A
2018[1]	$1.00	$0.002		$(0.002)	$—	$1.00	0.22%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.06
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class D
2018[1]	$1.00	$0.003		$(0.003)	$—	$1.00	0.29%
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.12
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class V
2018[1]	$1.00	$0.004		$(0.004)	$—	$1.00	0.44%
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class Y
2018[1]	$1.00	$0.004		$(0.004)	$—	$1.00	0.37%
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
Class Z
2018[1]	$1.00	$0.005		$(0.005)	$—	$1.00	0.49%
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2016	1.00	0.001		(0.001)	—	1.00	0.07
2015	1.00	—		—	—	1.00	0.00
2014	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00
2013	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.00

[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

62	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2018[1]	$41,490	0.75%	0.44%	0.82%	0.37%
2017	33,310	0.56	0.04	0.83	(0.23)
2016	90,779	0.26	0.00	0.84	(0.58)
2015	38,346	0.05	0.00	0.84	(0.79)
2014	46,589	0.05	0.00	0.84	(0.79)
2013	31,118	0.07	0.00	0.84	(0.77)
Class D
2018[1]	$89,373	0.60%	0.60%	0.67%	0.53%
2017	73,968	0.51	0.10	0.68	(0.07)
2016	94,275	0.23	0.00	0.69	(0.46)
2015	137,129	0.05	0.00	0.69	(0.64)
2014	236,624	0.05	0.00	0.69	(0.64)
2013	181,120	0.08	0.00	0.70	(0.62)
Class V
2018[1]	$73,589	0.30%	0.92%	0.37%	0.85%
2017	43,810	0.30	0.36	0.38	0.28
2016	32,435	0.21	0.01	0.39	(0.17)
2015	82,900	0.05	0.00	0.39	(0.34)
2014	89,260	0.05	0.00	0.38	(0.33)
2013	36,993	0.07	0.00	0.39	(0.32)
Class Y
2018[1]	$761,329	0.45%	0.74%	0.52%	0.67%
2017	696,466	0.43	0.21	0.53	0.11
2016	612,984	0.24	0.00	0.54	(0.30)
2015	614,128	0.05	0.00	0.54	(0.49)
2014	337,908	0.05	0.00	0.54	(0.49)
2013	290,125	0.08	0.00	0.55	(0.47)
Class Z
2018[1]	$344,120	0.20%	0.98%	0.27%	0.91%
2017	392,662	0.20	0.42	0.28	0.34
2016	409,806	0.17	0.07	0.28	(0.04)
2015	309,280	0.05	0.00	0.29	(0.24)
2014	264,529	0.05	0.00	0.29	(0.24)
2013	163,235	0.07	0.00	0.29	(0.22)
[1]	For the six-month period ended February 28, 2018 (unaudited). All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	63

Notes to Financial Statements	(unaudited as to February 28, 2018), all dollars and shares are rounded to thousands (000 omitted)

1 > Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor to each of the funds (the “advisor”), and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds. Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P (effective December 18, 2017) and Class X shares, Government Obligations Fund offers Class U shares (effective February 26, 2018), and Treasury Obligations Fund offers Class G shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class T and Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class X, Class Y, and Class Z shares. Class A and Class D shares closed on December 8, 2016.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

64	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined using prices supplied by the funds’ independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the six-month period ended February 28, 2018, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	65

Notes to Financial Statements	(unaudited as to February 28, 2018), all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 28, 2018, each fund’s investments were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value
Government Obligations Fund
U.S. Government Agency Debt	$—	$14,661,852	$—	$14,661,852
U.S. Treasury Repurchase Agreements	—	13,168,716	—	13,168,716
U.S. Government Agency Repurchase Agreements	—	3,625,000	—	3,625,000
U.S. Treasury Debt	—	1,497,860	—	1,497,860
Investment Company	15,245	—	—	15,245
Total Investments	$15,245	$32,953,428	$—	$32,968,673
Institutional Prime Obligations Fund
Financial Company Commercial Paper	$—	$219,595	$—	$219,595
Certificates of Deposit	—	216,174	—	216,174
Other Repurchase Agreements	—	146,000	—	146,000
Non-Financial Company Commercial Paper	—	74,484	—	74,484
Asset Backed Commercial Paper	—	72,837	—	72,837
Non-Negotiable Time Deposits	—	54,354	—	54,354
Other Instruments	—	43,513	—	43,513
Variable Rate Demand Notes	—	13,735	—	13,735
Total Investments	$—	$840,692	$—	$840,692
Retail Prime Obligations Fund
Certificates of Deposit	$—	$863,008	$—	$863,008
Financial Company Commercial Paper	—	796,808	—	796,808
Other Repurchase Agreements	—	427,000	—	427,000
Asset Backed Commercial Paper	—	351,312	—	351,312
Non-Negotiable Time Deposits	—	250,517	—	250,517
Non-Financial Company Commercial Paper	—	69,491	—	69,491
Other Instruments	—	59,585	—	59,585
Variable Rate Demand Note	—	14,700	—	14,700
Total Investments	$—	$2,832,421	$—	$2,832,421
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$348,980	$—	$348,980
Other Municipal Securities	—	85,634	—	85,634
Non-Financial Company Commercial Paper	—	17,000	—	17,000
Total Investments	$—	$451,614	$—	$451,614
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$6,656,284	$—	$6,656,284
U.S. Treasury Debt	—	5,002,585	—	5,002,585
Total Investments	$—	$11,658,869	$—	$11,658,869
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$1,310,950	$—	$1,310,950
Total Investments	$—	$1,310,950	$—	$1,310,950

Refer to each fund’s Schedule of Investments for further security classification.

During the six-month period ended February 28, 2018, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

66	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the six-month period ended February 28, 2018, the funds did not hold any restricted securities. As of February 28, 2018, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $30,000 or 3.6% of total net assets and $90,000 or 3.2% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2018, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	67

Notes to Financial Statements	(unaudited as to February 28, 2018), all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the six -month period ended February 28, 2018 and fiscal year ended August 31, 2017 (adjusted by dividends payable as of February 28, 2018 and August 31, 2017, respectively) were as follows:

	August 31, 2017
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$147,628	$—	$—	$147,628
Institutional Prime Obligations Fund	4,143	—	—	4,143
Retail Prime Obligations Fund	12,112	—	—	12,112
Retail Tax Free Obligations Fund	—	1,110	—	1,110
Treasury Obligations Fund	42,760	—	—	42,760
U.S. Treasury Money Market Fund	4,962	—	—	4,962

	August 31, 2017
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$111,776	$—	$—	$111,776
Institutional Prime Obligations Fund	4,970	—	—	4,970
Retail Prime Obligations Fund	10,102	—	—	10,102
Retail Tax Free Obligations Fund	—	1,124	—	1,124
Treasury Obligations Fund	30,295	—	—	30,295
U.S. Treasury Money Market Fund	2,444	—	31	2,475

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2017.

As of August 31, 2017, the funds’ most recent completed fiscal year end, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax- Exempt Income	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$21,980	$—	$—	$—	$21,980
Institutional Prime Obligations Fund	644	—	—	42	686
Retail Prime Obligations Fund	1,774	—	—	—	1,774
Retail Tax Free Obligations Fund	6	95	—	—	101
Treasury Obligations Fund	5,842	—	—	—	5,842
U.S. Treasury Money Market Fund	632	—	(1)	—	631

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2017.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2017, the following fund had capital loss carryforwards as follows:

Fund	Indefinite Short-Term
U.S. Treasury Money Market Fund	$(1)

68	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

During the fiscal year ended August 31, 2017, Government Obligations Fund utilized $179 of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreements during the six-month period ended February 28, 2018.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreements (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$16,793,716	$ —	$16,793,716	$ —	$(16,793,716)	$ —
Institutional Prime Obligations Fund	146,000	—	146,000	—	(146,000)	—
Retail Prime Obligations Fund	427,000	—	427,000	—	(427,000)	—
Treasury Obligations Fund	6,656,284	—	6,656,284	—	(6,656,284)	—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	69

Notes to Financial Statements	(unaudited as to February 28, 2018), all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
Repurchase Agreements
U.S. Government Agency	$3,500,000	$125,000	$—	$—	$3,625,000
U.S. Treasury	5,643,716	5,375,000	950,000	1,200,000	13,168,716
Total Borrowings	$9,143,716	$5,500,000	$950,000	$1,200,000	$16,793,716
Institutional Prime Obligations Fund
Repurchase Agreements
Other	$95,000	$21,000	$30,000	$—	$146,000
Total Borrowings	$95,000	$21,000	$30,000	$—	$146,000
Retail Prime Obligations Fund
Repurchase Agreements
Other	$273,000	$64,000	$65,000	$25,000	$427,000
Total Borrowings	$273,000	$64,000	$65,000	$25,000	$427,000
Treasury Obligations Fund
Repurchase Agreements
U.S. Treasury	$3,781,284	$1,975,000	$300,000	$600,000	$6,656,284
Total Borrowings	$3,781,284	$1,975,000	$300,000	$600,000	$6,656,284

SECURITIES LENDING – In order to generate additional income, each fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 28, 2018, the funds had no securities on loan. In addition, the funds did not participate in securities lending during the six-month period ended February 28, 2018.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. For the six-month period ended February 28, 2018, no fees were paid to U.S. Bank for serving as the securities lending agent.

70	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2018.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2018, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018 (December 31, 2018 for Government Obligations P shares and February 28, 2019 for Government Obligations U shares), so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	G	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	N/A	0.18%	N/A	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.94%	0.20%	N/A	N/A	0.30%	0.14%	0.45%	0.20%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through October 31, 2018 (December 31, 2018 for Government Obligations P shares and February 28, 2019 for Government Obligations U shares) and may not be terminated

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	71

Notes to Financial Statements	(unaudited as to February 28, 2018), all dollars and shares are rounded to thousands (000 omitted)

prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed investment advisory fees of $165 and $12 for Institutional Prime Obligations Fund and Retail Tax Free Obligations Fund, respectively, during the six-month period ended February 28, 2018.

As of March 13, 2018, the advisor has contractually agreed to waive fees and reimburse other fund expenses for Treasury Obligations Fund P shares and Z shares through March 14, 2019, so that total annual fund operating expenses, after waivers, do not exceed 0.18%.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $9,441, $323, $720, $238, $2,832, and $444 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2018.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed

72	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the six-month period ended February 28, 2018, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHARE HOLDER SERVICING (12B - 1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class D, and Class G shares, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2018:

Fund	Amount
Government Obligations Fund	$2,761
Retail Prime Obligations Fund	1,390
Retail Tax Free Obligations Fund	45
Treasury Obligations Fund	1,609
U.S. Treasury Money Market Fund	116

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class G, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class G, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2018:

Fund	Amount
Government Obligations Fund	$16,395
Institutional Prime Obligations Fund	533
Retail Prime Obligations Fund	3,028
Retail Tax Free Obligations Fund	448
Treasury Obligations Fund	5,602
U.S. Treasury Money Market Fund	1,109

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT	73

Notes to Financial Statements	(unaudited as to February 28, 2018), all dollars and shares are rounded to thousands (000 omitted)

4 >	Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-Month Period Ended February 28, 2018
Class T	133,926	3	(132,989)	940
Class V	132,996	—	(108,402)	24,594
Class X	—	—	(20)	(20)
Class Y	482,110	13	(455,532)	26,591
Class Z	828,689	64	(817,953)	10,800
Year Ended August 31, 2017
Class A1	100,676	13	(736,379)	(635,690)
Class D1	102,056	—	(412,880)	(310,824)
Class T	409,096	4	(768,093)	(358,993)
Class V	547,048	—	(673,151)	(126,103)
Class X	37	—	—	37
Class Y	1,547,870	14	(2,334,832)	(786,948)
Class Z	2,289,759	123	(4,992,375)	(2,702,493)
[1] Effective December 8, 2016, Class A and Class D shares were closed.

5 >	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2018, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	64.7%
Daily Variable Rate Notes & Bonds	12.6
Other Municipal Notes & Bonds	18.9
Commercial Paper & Put Bonds	3.8
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2018, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	81.7%
General Obligations	18.3
100.0%

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

74	FIRST AMERICAN FUNDS 2018 SEMIANNUAL REPORT

Notice to Shareholders      February 28, 2018 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

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Board of Directors     First American Funds, Inc.

Richard Riederer

Chair of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

David Baumgardner

Director of First American Funds, Inc.

Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.

Director of Fishers Island Development Corporation

Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.

Advisor/Consultant of Future Freight™

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	PUBLIC ACCOUNTING FIRM Ernst & Young LLP 220 South Sixth Street Suite 1400 Minneapolis, Minnesota 55402

ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0036-18 4/2018 SAR MONEY

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: April 20, 2018

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 20, 2018